                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSRS

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-10353

Morgan Stanley KLD Social Index Fund
               (Exact name of registrant as specified in charter)

1221 Avenue of the Americas, New York, New York 10020
      (Address of principal executive offices)              (Zip code)

Ronald E. Robison
1221 Avenue of the Americas, New York, New York 10020
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: November 30, 2005

Date of reporting period: May 31, 2005


Item 1 - Report to Shareholders

WELCOME, SHAREHOLDER:

IN THIS REPORT, YOU'LL LEARN ABOUT HOW YOUR INVESTMENT IN MORGAN STANLEY KLD SOCIAL INDEX FUND PERFORMED DURING THE SEMIANNUAL PERIOD. WE WILL PROVIDE AN OVERVIEW OF THE MARKET CONDITIONS, AND DISCUSS SOME OF THE FACTORS THAT AFFECTED PERFORMANCE DURING THE REPORTING PERIOD. IN ADDITION, THIS REPORT INCLUDES THE FUND'S FINANCIAL STATEMENTS AND A LIST OF FUND INVESTMENTS.

THIS MATERIAL MUST BE PRECEDED OR ACCOMPANIED BY A PROSPECTUS FOR THE FUND BEING OFFERED.

MARKET FORECASTS PROVIDED IN THIS REPORT MAY NOT NECESSARILY COME TO PASS. THERE IS NO ASSURANCE THAT THE FUND WILL ACHIEVE ITS INVESTMENT OBJECTIVE. THE FUND IS SUBJECT TO MARKET RISK, WHICH IS THE POSSIBILITY THAT MARKET VALUES OF SECURITIES OWNED BY THE FUND WILL DECLINE AND, THEREFORE, THE VALUE OF THE FUND'S SHARES MAY BE LESS THAN WHAT YOU PAID FOR THEM. ACCORDINGLY, YOU CAN LOSE MONEY INVESTING IN THIS FUND. PLEASE SEE THE PROSPECTUS FOR MORE COMPLETE INFORMATION ON INVESTMENT RISKS.

FUND REPORT
For the six-month period ended May 31, 2005

TOTAL RETURN FOR THE SIX MONTHS ENDED MAY 31, 2005

                                                    KLD        LIPPER
                                              LARGE CAP     LARGE-CAP
                                             SOCIAL(SM)    CORE FUNDS
 CLASS A    CLASS B    CLASS C    CLASS D      INDEX(1)      INDEX(2)
  2.00%      1.64%      1.48%      2.11%         2.14%          1.74%

THE PERFORMANCE OF THE FUND'S FOUR SHARE CLASSES VARIES BECAUSE EACH CLASS HAS DIFFERENT EXPENSES. THE FUND'S TOTAL RETURNS ASSUME THE REINVESTMENT OF ALL DISTRIBUTIONS BUT DO NOT REFLECT THE DEDUCTION OF ANY APPLICABLE SALES CHARGES. SUCH COSTS WOULD LOWER PERFORMANCE. SEE PERFORMANCE SUMMARY FOR STANDARDIZED PERFORMANCE AND BENCHMARK INFORMATION.

MARKET CONDITIONS

U.S. equity market conditions were mixed over the six months ended May 31, 2005. Many economic indicators were positive during the period, as economic growth continued and many companies showed improved earnings. The Federal Open Market Committee continued to raise the federal funds target rate a number of times during that period, but investors initially seemed to take the increases largely in stride, and the stock market was largely unaffected.

The market rallied early in the period following the successful conclusion to the U.S. presidential election and the temporary fall of oil prices. Stock performance was further boosted during this time by an increase in initial public offerings and several high-profile mergers, as well as by an increase in consumer spending. Although the successful election in Iraq and the upward revision of fourth-quarter gross domestic product numbers supported the market in early 2005, equities were hurt in March as climbing oil prices, rising interest rates and concerns over inflation weighed on market performance. In April 2005, stocks were further hampered by weak retail sales and disappointing earnings for a number of large companies. The period ended on a more upbeat note due in part to declining interest rates, tame inflation data and other signs of a stable economy.

PERFORMANCE ANALYSIS

Morgan Stanley KLD Social Index Fund underperformed the KLD Large Cap Social(SM) Index* ("KLD Index") for the six months ended May 31, 2005, assuming no deduction of applicable sales charges. For the same period, its Classes A and D shares outperformed and its Classes B and C shares underperformed the Lipper Large-Cap Core Funds Index, assuming no deduction of applicable sales charges. Due in part to their large representation within the Index, the health care and consumer staples sectors were a positive contributor to the Fund's return. Health care equipment and services stocks were among the strong performers. Additionally, a number of pharmaceutical securities recovered from significant losses in prior months, further enhancing overall returns. Within consumer staples, stocks from a variety of industries benefited from solid demand, improved spending and strong earnings. In particular, homebuilder, consumer durables and drugstore companies boosted returns. The Fund also profited from its weightings in energy and utilities, the two top-performing sectors within the Index. During the period, high oil prices bolstered energy stocks, while a strengthening economy, improved balance sheets and increased demand helped utilities stocks.

Some sectors underperformed others during the six months. The industrials sector was the worst performing for the period. Many industrials companies were hurt as the slowdown of the auto industry rippled across related industries. Additionally, telecom stocks also suffered due to the poor performance of the baby bells.

* THE KLD LARGE CAP SOCIAL(SM) INDEX IS DERIVED FROM THE CONSTITUENTS OF THE RUSSELL 1000(R) INDEX. COMPANIES ON THE KLD LARGE CAP SOCIAL(SM) INDEX ARE COMPANIES THAT PASS KLD'S MULTIPLE PROPRIETARY ENVIRONMENTAL AND SOCIAL SCREENS. INDEXES ARE UNMANAGED AND THEIR RETURNS DO NOT INCLUDE ANY SALES CHARGES OR FEES. IT IS NOT POSSIBLE TO INVEST DIRECTLY IN AN INDEX. THE KLD LARGE CAP SOCIAL(SM) INDEX (KLD INDEX) IS A SERVICE MARK OF KLD RESEARCH & ANALYTICS, INC.
(KLD). MORGAN STANLEY KLD SOCIAL INDEX FUND IS NOT PROMOTED OR ENDORSED BY, OR IN ANY WAY AFFILIATED WITH KLD. KLD IS NOT RESPONSIBLE FOR AND HAS NOT REVIEWED THE FUND OR ANY ASSOCIATED LITERATURE OR PUBLICATIONS. KLD MAKES NO REPRESENTATION OR WARRANTY, EXPRESS OR IMPLIED, AS TO THEIR ACCURACY OR COMPLETENESS, OR OTHERWISE. THE KLD INDEX IS DERIVED FROM THE CONSTITUENTS OF THE RUSSELL 1000 INDEX. THE RUSSELL 1000 INDEX IS A TRADEMARK/SERVICE MARK OF THE FRANK RUSSELL COMPANY (FRC). THE USE OF THE RUSSELL 1000 INDEX AS THE UNIVERSE FOR THE KLD INDEX IN NO WAY SUGGESTS OR IMPLIES AN OPINION BY FRC AS TO THE ATTRACTIVENESS OF THE KLD INDEX OR OF THE INVESTMENT IN ANY OR ALL OF THE SECURITIES UPON WHICH THE RUSSELL 1000 INDEX OR KLD INDEX ARE BASED.

THE INVESTMENT PERFORMANCE OF THE KLD INDEX DOES NOT INCLUDE ANY EXPENSES, SALES CHARGES OR FEES. INDEXES ARE UNMANAGED AND SUCH COSTS WOULD LOWER PERFORMANCE. AS A RESULT, THE FUND'S PERFORMANCE WILL NOT EXACTLY TRACK THE PERFORMANCE OF THE INDEX. IT IS NOT POSSIBLE TO INVEST DIRECTLY IN AN INDEX.

THERE IS NO GUARANTEE THAT ANY SECURITIES MENTIONED WILL CONTINUE TO PERFORM WELL OR BE HELD BY THE FUND IN THE FUTURE.

  TOP 10 HOLDINGS

  Microsoft Corp.                              3.0%
  Johnson & Johnson                            2.6
  Intel Corp.                                  2.2
  Procter & Gamble Co. (The)                   1.8
  Cisco Systems, Inc.                          1.7
  American International Group, Inc.           1.6
  J.P. Morgan Chase & Co.                      1.6
  International Business Machines Corp.        1.6
  Wells Fargo & Co.                            1.3
  Dell, Inc.                                   1.3

  TOP FIVE INDUSTRIES

  Packaged Software                            4.6%
  Semiconductors                               4.2
  Major Banks                                  4.2
  Major Telecommunications                     3.8
  Household/Personal Care                      3.7

DATA AS OF MAY 31, 2005. SUBJECT TO CHANGE DAILY. ALL PERCENTAGES FOR TOP 10 HOLDINGS AND TOP FIVE INDUSTRIES ARE AS A PERCENTAGE OF NET ASSETS. THESE DATA ARE PROVIDED FOR INFORMATIONAL PURPOSES ONLY AND SHOULD NOT BE DEEMED A RECOMMENDATION TO BUY OR SELL THE SECURITIES MENTIONED. MORGAN STANLEY IS A FULL-SERVICE SECURITIES FIRM ENGAGED IN SECURITIES TRADING AND BROKERAGE ACTIVITIES, INVESTMENT BANKING, RESEARCH AND ANALYSIS, FINANCING AND FINANCIAL ADVISORY SERVICES.

INVESTMENT STRATEGY

THE FUND WILL NORMALLY INVEST AT LEAST 80 PERCENT OF ITS ASSETS IN COMMON STOCKS OF COMPANIES INCLUDED IN THE KLD INDEX, AN INDEX COMPRISED OF STOCKS THAT MEET CERTAIN SOCIAL AND ENVIRONMENTAL CRITERIA. THE KLD INDEX IS A COMMON STOCK INDEX COMPRISED OF THE STOCKS OF U.S. COMPANIES WHICH ARE WEIGHTED ACCORDING TO MARKET CAPITALIZATION. THE KLD INDEX WAS DEVELOPED BY KLD RESEARCH & ANALYTICS, INC. ("KLD") BASED ON CERTAIN SOCIAL AND ENVIRONMENTAL CRITERIA. THE KLD INDEX IS DERIVED BY KLD FROM THE CONSTITUENTS OF THE RUSSELL 1000(R) INDEX. THE RUSSELL 1000 INDEX MEASURES THE PERFORMANCE OF THE 1000 LARGEST COMPANIES IN THE UNITED STATES AND IS CONSIDERED REPRESENTATIVE OF THE UNITED STATES LARGE CAPITALIZATION SECURITIES MARKET. THE RUSSELL 1000 INDEX IS RECONSTITUTED ANNUALLY ON JUNE 30.

FOR MORE INFORMATION ABOUT PORTFOLIO HOLDINGS

EACH MORGAN STANLEY FUND PROVIDES A COMPLETE SCHEDULE OF PORTFOLIO HOLDINGS IN ITS SEMIANNUAL AND ANNUAL REPORTS WITHIN 60 DAYS OF THE END OF THE FUND'S SECOND AND FOURTH FISCAL QUARTERS BY FILING THE SCHEDULE ELECTRONICALLY WITH THE SECURITIES AND EXCHANGE COMMISSION (SEC). THE SEMIANNUAL REPORTS ARE FILED ON FORM N-CSRS AND THE ANNUAL REPORTS ARE FILED ON FORM N-CSR. MORGAN STANLEY ALSO DELIVERS THE SEMIANNUAL AND ANNUAL REPORTS TO FUND SHAREHOLDERS AND MAKES THESE REPORTS AVAILABLE ON ITS PUBLIC WEB SITE, www.morganstanley.com. EACH MORGAN STANLEY FUND ALSO FILES A COMPLETE SCHEDULE OF PORTFOLIO HOLDINGS WITH THE SEC FOR THE FUND'S FIRST AND THIRD FISCAL QUARTERS ON FORM N-Q. MORGAN STANLEY DOES NOT DELIVER THE REPORTS FOR THE FIRST AND THIRD FISCAL QUARTERS TO SHAREHOLDERS, NOR ARE THE REPORTS POSTED TO THE MORGAN STANLEY PUBLIC WEB SITE. YOU MAY, HOWEVER, OBTAIN THE FORM N-Q FILINGS (AS WELL AS THE FORM N-CSR AND N-CSRS FILINGS) BY ACCESSING THE SEC'S WEB SITE, http://www.sec.gov. YOU MAY ALSO REVIEW AND COPY THEM AT THE SEC'S PUBLIC REFERENCE ROOM IN WASHINGTON, DC. INFORMATION ON THE OPERATION OF THE SEC'S PUBLIC REFERENCE ROOM MAY BE OBTAINED BY CALLING THE SEC AT (800) SEC-0330. YOU CAN ALSO REQUEST COPIES OF THESE MATERIALS, UPON PAYMENT OF A DUPLICATING FEE, BY ELECTRONIC REQUEST AT THE SEC'S E-MAIL ADDRESS (publicinfo@sec.gov) OR BY WRITING THE PUBLIC REFERENCE SECTION OF THE SEC, WASHINGTON, DC 20549-0102.

PROXY VOTING POLICIES AND PROCEDURES

A DESCRIPTION OF (1) THE FUND'S POLICIES AND PROCEDURES WITH RESPECT TO THE VOTING OF PROXIES RELATING TO THE FUND'S PORTFOLIO SECURITIES AND (2) HOW THE FUND VOTED PROXIES RELATING TO PORTFOLIO SECURITIES DURING THE MOST RECENT 12-MONTH PERIOD ENDED JUNE 30, 2004, IS AVAILABLE WITHOUT CHARGE, UPON REQUEST, BY VISITING THE MUTUAL FUND CENTER ON OUR WEB SITE AT www.morganstanley.com. THIS INFORMATION IS ALSO AVAILABLE ON THE SECURITIES AND EXCHANGE COMMISSION'S WEB SITE AT http://www.sec.gov.

HOUSEHOLDING NOTICE

TO REDUCE PRINTING AND MAILING COSTS, THE FUND ATTEMPTS TO ELIMINATE DUPLICATE MAILINGS TO THE SAME ADDRESS. THE FUND DELIVERS A SINGLE COPY OF CERTAIN SHAREHOLDER DOCUMENTS, INCLUDING SHAREHOLDER REPORTS, PROSPECTUSES AND PROXY MATERIALS, TO INVESTORS WITH THE SAME LAST NAME WHO RESIDE AT THE SAME ADDRESS. YOUR PARTICIPATION IN THIS PROGRAM WILL CONTINUE FOR AN UNLIMITED PERIOD OF TIME UNLESS YOU INSTRUCT US OTHERWISE. YOU CAN REQUEST MULTIPLE COPIES OF THESE DOCUMENTS BY CALLING (800) 350-6414, 8:00 A.M. TO 8:00 P.M., ET. ONCE OUR CUSTOMER SERVICE CENTER HAS RECEIVED YOUR INSTRUCTIONS, WE WILL BEGIN SENDING INDIVIDUAL COPIES FOR EACH ACCOUNT WITHIN 30 DAYS.

PERFORMANCE SUMMARY

AVERAGE ANNUAL TOTAL RETURNS--PERIOD ENDED MAY 31, 2005

                            CLASS A SHARES*      CLASS B SHARES**      CLASS C SHARES+     CLASS D SHARES++
                           (SINCE 07/13/01)      (SINCE 07/13/01)     (SINCE 07/13/01)     (SINCE 07/13/01)
SYMBOL                                SIXAX                 SIXBX                SIXCX                SIXDX
1 YEAR                                 6.71%(3)              5.91%(3)             5.86%(3)             7.03%(3)
                                       1.10(4)               0.91(4)              4.86(4)                --
SINCE INCEPTION                        0.64(3)              (0.15)(3)            (0.15)(3)             0.85(3)
                                      (0.75)(4)             (0.66)(4)            (0.15)(4)               --

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS AND CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE FIGURES SHOWN. FOR THE MOST RECENT MONTH-END PERFORMANCE FIGURES, PLEASE VISIT morganstanley.com OR SPEAK WITH YOUR FINANCIAL ADVISOR. INVESTMENT RETURNS AND PRINCIPAL VALUE WILL FLUCTUATE AND FUND SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. THE TABLE DOES NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. PERFORMANCE FOR CLASS A, CLASS B, CLASS C, AND CLASS D SHARES WILL VARY DUE TO DIFFERENCES IN SALES CHARGES AND EXPENSES.

*    THE MAXIMUM FRONT-END SALES CHARGE FOR CLASS A IS 5.25%.

** THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE (CDSC) FOR CLASS B IS 5.0%. THE CDSC DECLINES TO 0% AFTER SIX YEARS.

+ THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE FOR CLASS C IS 1% FOR SHARES REDEEMED WITHIN ONE YEAR OF PURCHASE.

++   CLASS D HAS NO SALES CHARGE.

(1) THE KLD LARGE CAP SOCIAL(SM) INDEX BEGINS WITH THE RUSSELL 1000(R) INDEX. COMPANIES ON THE KLD LARGE CAP SOCIAL(SM) INDEX ARE COMPANIES THAT PASS KLD'S MULTIPLE PROPRIETARY ENVIRONMENTAL AND SOCIAL SCREENS. THE INDEXES ARE UNMANAGED AND THEIR RETURNS DO NOT INCLUDE ANY SALES CHARGES OR FEES. SUCH COSTS WOULD LOWER PERFORMANCE. IT IS NOT POSSIBLE TO INVEST DIRECTLY IN AN INDEX.

(2) THE LIPPER LARGE-CAP CORE FUNDS INDEX IS AN EQUALLY WEIGHTED PERFORMANCE INDEX OF THE LARGEST QUALIFYING FUNDS (BASED ON NET ASSETS) IN THE LIPPER LARGE-CAP CORE FUNDS CLASSIFICATION. THE INDEX, WHICH IS ADJUSTED FOR CAPITAL GAINS DISTRIBUTIONS AND INCOME DIVIDENDS, IS UNMANAGED AND SHOULD NOT BE CONSIDERED AN INVESTMENT. THERE ARE CURRENTLY 30 FUNDS REPRESENTED IN THIS INDEX.

(3) FIGURE SHOWN ASSUMES REINVESTMENT OF ALL DISTRIBUTIONS AND DOES NOT REFLECT THE DEDUCTION OF ANY SALES CHARGES.

(4) FIGURE SHOWN ASSUMES REINVESTMENT OF ALL DISTRIBUTIONS AND THE DEDUCTION OF THE MAXIMUM APPLICABLE SALES CHARGE. SEE THE FUND'S CURRENT PROSPECTUS FOR COMPLETE DETAILS ON FEES AND SALES CHARGES.

EXPENSE EXAMPLE

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period 12/01/04 - 05/31/05.

ACTUAL EXPENSES

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below provides information about hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing cost of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs, and will not help you determine the relative total cost of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                                     BEGINNING          ENDING           EXPENSES PAID
                                                                   ACCOUNT VALUE     ACCOUNT VALUE      DURING PERIOD *
                                                                   -------------     -------------      ---------------
                                                                                                          12/01/04 -
                                                                     12/01/04          05/31/05            05/31/05
                                                                   -------------     -------------      ---------------
CLASS A
Actual (2.00% return)                                              $    1,000.00     $    1,020.00      $          0.81
Hypothetical (5% annual return before expenses)                    $    1,000.00     $    1,024.13      $          0.81

CLASS B
Actual (1.64% return)                                              $    1,000.00     $    1,016.40      $          5.03
Hypothetical (5% annual return before expenses)                    $    1,000.00     $    1,019.95      $          5.04

CLASS C
Actual (1.48% return)                                              $    1,000.00     $    1,014.80      $          5.02
Hypothetical (5% annual return before expenses)                    $    1,000.00     $    1,019.95      $          5.04

CLASS D
Actual (2.11% return)                                              $    1,000.00     $    1,021.10      $          0.00
Hypothetical (5% annual return before expenses)                    $    1,000.00     $    1,024.93      $          0.00

----------
  * EXPENSES ARE EQUAL TO THE FUND'S ANNUALIZED EXPENSE RATIO OF 0.16%, 1.00%, 1.00% AND 0.00% RESPECTIVELY, MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY 182/365 (TO REFLECT THE ONE-HALF YEAR PERIOD). IF THE FUND HAD BORNE ALL OF ITS EXPENSES THAT WERE WAIVED OR ASSUMED BY THE INVESTMENT ADVISER AND ADMINISTRATOR, THE ANNUALIZED EXPENSE RATIOS WOULD HAVE BEEN 2.56%, 3.40%, 3.40% AND 2.40%, RESPECTIVELY.

INVESTMENT ADVISORY AGREEMENT APPROVAL

NATURE, EXTENT AND QUALITY OF SERVICES

The Board of Trustees of the Fund (the "Board") reviewed and considered the nature and extent of the investment advisory services provided by the Investment Adviser under the Advisory Agreement, including portfolio management, investment research and equity and fixed income securities trading. The Board also reviewed and considered the nature and extent of the non-advisory, administrative services provided by the Fund's Administrator under the Administration Agreement, including accounting, clerical, bookkeeping, compliance, business management and planning, and the provision of supplies, office space and utilities. (The Investment Adviser and the Administrator together are referred to as the "Adviser" and the Advisory and Administration Agreements together are referred to as the "Management Agreement.") The Board also compared the nature of the services provided by the Adviser with similar services provided by non-affiliated advisers as reported to the Board by Lipper Inc. ("Lipper").

The Board reviewed and considered the qualifications of the portfolio managers, the senior administrative managers and other key personnel of the Adviser who provide the administrative and investment advisory services to the Fund. The Board determined that the Adviser's portfolio managers and key personnel are well qualified by education and/or training and experience to perform the services in an efficient and professional manner. The Board concluded that the nature and extent of the advisory and administrative services provided were necessary and appropriate for the conduct of the business and investment activities of the Fund. The Board also concluded that the overall quality of the advisory and administrative services was satisfactory.

PERFORMANCE RELATIVE TO COMPARABLE FUNDS MANAGED BY OTHER ADVISERS

The Board reviewed the Fund's performance for the one-, three- and five-year periods ended November 30, 2004, as shown in reports provided by Lipper (the "Lipper Reports"), compared to the performance of comparable funds selected by Lipper (the "performance peer group"), and noted that the Fund's performance was lower than its performance peer group average for the one-year period, but better for the three-and five-year periods. The Board concluded that the Fund's overall performance was satisfactory.

FEES AND EXPENSES RELATIVE TO COMPARABLE FUNDS MANAGED BY OTHER ADVISERS

The Board reviewed the advisory and administrative fees (together, the "management fee") paid by the Fund under the Management Agreement and the total expense ratio of the Fund. The Board noted that the Fund was not paying any management fee and did not incur expenses, other than brokerage and 12b-1 fees, during the periods measured in the Lipper Report since the Adviser had agreed to waive all fees and assume all expenses, excluding brokerage and 12b-1 fees, until assets reached $50 million or until April 30, 2006, whichever comes first. On November 30, 2004, the date used in the Lipper Report for comparison purposes, the Fund's assets were $19.7 million. The Board concluded that the management fee arrangement at this time was satisfactory.

BREAKPOINTS AND ECONOMIES OF SCALE

The Board reviewed the structure of the Fund's management fee schedule under the Management Agreement and noted that it does not include any breakpoints. The Board considered that the Fund's assets were very small and its potential growth was unpredictable. The Board concluded that it would be premature to consider economies of scale as a factor in approving the Management Agreement.

PROFITABILITY OF ADVISER AND AFFILIATES

The Board considered and reviewed information concerning the costs incurred and profits realized by the Adviser and its affiliates during the last two years from their relationship with the Fund and the Morgan Stanley Fund Complex and reviewed with the Controller of the Adviser the cost allocation methodology used to determine the Adviser's profitability. Based on their review of the information they received, the Board concluded that the Adviser made no profit from its operation of the Fund.

FALL-OUT BENEFITS

The Board considered so-called "fall-out benefits" derived by the Adviser and its affiliates from their relationship with the Fund and the Fund Complex, such as "float" benefits derived from handling of checks for purchases and redemptions of Fund shares through a broker-dealer affiliate of the Adviser and "soft dollar" benefits (discussed in the next section). The Board also considered that a broker-dealer affiliate of the Adviser receives from the Fund 12b-1 fees for distribution and shareholder services. The Board also considered that an affiliate of the Adviser, through a joint venture, receives revenue in connection with trading done on behalf of the Fund through an electronic trading system network ("ECN"). The Board concluded that the float benefits and the above-referenced ECN-related revenue were relatively small and that the 12b-1 fees were competitive with those of other broker-dealer affiliates of investment advisers of mutual funds.

SOFT DOLLAR BENEFITS

The Board considered whether the Adviser realizes any benefits as a result of brokerage transactions executed through "soft dollar" arrangements. Under such arrangements, brokerage commissions paid by the Fund and/or other funds managed by the Adviser would be used to pay for research that a securities broker obtains from third parties, or to pay for both research and execution services from securities brokers who effect transactions for the Fund. The Adviser informed the Board that it does not use Fund commissions to pay for third party research. It does use commissions to pay for research which is bundled with execution services. The Board recognized that the receipt of such research from brokers may reduce the Adviser's costs but concluded that the receipt of such research strengthens the investment management resources of the Adviser, which may ultimately benefit the Fund and other funds in the Fund Complex.

ADVISER FINANCIALLY SOUND AND FINANCIALLY CAPABLE OF MEETING THE FUND'S NEEDS

The Board considered whether the Adviser is financially sound and has the resources necessary to perform its obligations under the Management Agreement. The Board noted that the Adviser's operations remain profitable, although increased expenses in recent years have reduced the Adviser's profitability. The Board concluded that the Adviser has the financial resources necessary to fulfill its obligations under the Management Agreement.

HISTORICAL RELATIONSHIP BETWEEN THE FUND AND THE ADVISER

The Board also reviewed and considered the historical relationship between the Fund and the Adviser, including the organizational structure of the Adviser, the policies and procedures formulated and adopted by the Adviser for managing the Fund's operations and the Board's confidence in the competence and integrity of the senior managers and key personnel of the Adviser. The Board concluded that it is beneficial for the Fund to continue its relationship with the Adviser.

OTHER FACTORS AND CURRENT TRENDS

The Board considered the controls and procedures adopted and implemented by the Adviser and monitored by the Fund's Chief Compliance Officer and concluded that the conduct of business by the Adviser indicates a good faith effort on its part to adhere to high ethical standards in the conduct of the Fund's business.

GENERAL CONCLUSION

After considering and weighing all of the above factors, the Board concluded it would be in the best interest of the Fund and its shareholders to approve renewal of the Management Agreement for another year.

MORGAN STANLEY KLD SOCIAL INDEX FUND
PORTFOLIO OF INVESTMENTS - MAY 31, 2005 (UNAUDITED)

   NUMBER OF
    SHARES                                                                                      VALUE
----------------------------------------------------------------------------------------------------------
                  COMMON STOCKS (92.0%)
                  ADVERTISING/MARKETING
                  SERVICES (0.3%)
            271   Lamar Advertising Co.
                    (Class A)*                                                             $        11,333
            494   Omnicom Group, Inc.                                                               40,454
                                                                                           ---------------
                                                                                                    51,787
                                                                                           ---------------
                  AIR FREIGHT/COURIERS (1.0%)
            261   C.H. Robinson Worldwide, Inc.                                                     14,921
            256   Expeditors International of
                    Washington, Inc.                                                                13,051
            761   FedEx Corp.                                                                       68,049
          1,456   United Parcel Service,
                    Inc. (Class B)                                                                 107,234
                                                                                           ---------------
                                                                                                   203,255
                                                                                           ---------------
                  AIRLINES (0.2%)
          2,183   Southwest Airlines Co.                                                            31,763
                                                                                           ---------------
                  APPAREL/FOOTWEAR (0.2%)
            980   Coach, Inc.*                                                                      28,459
            340   Liz Claiborne, Inc.                                                               12,767
                                                                                           ---------------
                                                                                                    41,226
                                                                                           ---------------
                  APPAREL/FOOTWEAR RETAIL (0.7%)
            414   Chico's FAS, Inc.*                                                                14,163
            540   Foot Locker, Inc.                                                                 14,261
          1,634   Gap, Inc. (The)                                                                   34,314
          1,054   Limited Brands, Inc.                                                              21,681
            280   Nordstrom, Inc.                                                                   17,091
            442   Ross Stores, Inc.                                                                 12,456
          1,256   TJX Companies, Inc. (The)                                                         28,800
                                                                                           ---------------
                                                                                                   142,766
                                                                                           ---------------
                  AUTO PARTS: O.E.M. (0.4%)
            290   Autoliv, Inc.                                                                     13,459
            436   Dana Corp.                                                                         5,908
          1,574   Delphi Corp.                                                                       6,847
            574   Gentex Corp.                                                                      10,263
            536   Johnson Controls, Inc.                                                            30,370
            200   Lear Corp.                                                                         7,540
                                                                                           ---------------
                                                                                                    74,387
                                                                                           ---------------
                  BEVERAGES: NON-ALCOHOLIC (1.3%)
          5,374   Coca-Cola Co. (The)                                                      $       239,842
            568   Coca-Cola Enterprises Inc.                                                        12,428
            412   Pepsi Bottling Group, Inc. (The)                                                  11,688
                                                                                           ---------------
                                                                                                   263,958
                                                                                           ---------------
                  BIOTECHNOLOGY (1.9%)
          3,301   Amgen Inc.*                                                                      206,577
            865   Biogen Idec Inc.*                                                                 33,822
            155   Cephalon, Inc.*                                                                    6,575
            577   Genzyme Corp.*                                                                    35,999
          1,090   Gilead Sciences, Inc.*                                                            44,472
            158   Invitrogen Corp.*                                                                 12,534
            654   MedImmune, Inc.*                                                                  17,266
            913   Millennium
                    Pharmaceuticals, Inc.*                                                           7,642
            104   OSI Pharmaceuticals Inc.*                                                          3,866
                                                                                           ---------------
                                                                                                   368,753
                                                                                           ---------------
                  BROADCASTING (0.2%)
          3,209   Sirius Satellite Radio Inc.*                                                      19,382
            623   Univision Communications,
                    Inc. (Class A)*                                                                 16,578
            354   XM Satellite Radio Holdings
                    Inc. (Class A)*                                                                 11,367
                                                                                           ---------------
                                                                                                    47,327
                                                                                           ---------------
                  BUILDING PRODUCTS (0.3%)
            597   American Standard
                    Companies, Inc.                                                                 25,552
          1,134   Masco Corp.                                                                       36,311
                                                                                           ---------------
                                                                                                    61,863
                                                                                           ---------------
                  CABLE/SATELLITE TV (1.3%)
          5,456   Comcast Corp. (Class A)*                                                         175,683
          6,981   Liberty Media Corp. (Class A)*                                                    72,533
            340   Liberty Media International,
                    Inc. (Class A)*                                                                 14,249
                                                                                           ---------------
                                                                                                   262,465
                                                                                           ---------------
                  CHEMICALS: MAJOR
                  DIVERSIFIED (0.2%)
            801   Engelhard Corp.                                                                   23,549
            298   Rohm & Haas Co.                                                                   13,902
                                                                                           ---------------
                                                                                                    37,451
                                                                                           ---------------

                        SEE NOTES TO FINANCIAL STATEMENTS

   NUMBER OF
    SHARES                                                                                      VALUE
----------------------------------------------------------------------------------------------------------
                  CHEMICALS: SPECIALTY (0.5%)
            579   Air Products &
                    Chemicals, Inc.                                                        $        34,873
            828   Praxair, Inc.                                                                     38,808
            256   Sigma-Aldrich Corp.                                                               15,337
                                                                                           ---------------
                                                                                                    89,018
                                                                                           ---------------
                  COMMERCIAL PRINTING/
                  FORMS (0.1%)
            619   Donnelley (R.R.) & Sons Co.                                                       20,582
                                                                                           ---------------
                  COMPUTER
                  COMMUNICATIONS (2.0%)
          1,213   Avaya Inc.*                                                                       11,099
         17,228   Cisco Systems, Inc.*                                                             333,879
          1,482   Juniper Networks, Inc.*                                                           37,998
            305   QLogic Corp.*                                                                      9,766
                                                                                           ---------------
                                                                                                   392,742
                                                                                           ---------------
                  COMPUTER PERIPHERALS (0.8%)
          6,166   EMC Corp.*                                                                        86,694
            331   Lexmark International,
                    Inc. (Class A)*                                                                 22,654
            799   Network Appliance, Inc.*                                                          22,979
            300   Storage Technology Corp.*                                                          9,684
            190   Zebra Technologies Corp.
                    (Class A)*                                                                       8,109
                                                                                           ---------------
                                                                                                   150,120
                                                                                           ---------------
                  COMPUTER PROCESSING
                  HARDWARE (2.8%)
          1,936   Apple Computer, Inc.*                                                             76,879
          6,450   Dell, Inc.*                                                                      257,291
          7,775   Hewlett-Packard Co.                                                              175,015
            458   NCR Corp.*                                                                        16,777
          8,482   Sun Microsystems, Inc.*                                                           32,316
                                                                                           ---------------
                                                                                                   558,278
                                                                                           ---------------
                  CONSTRUCTION MATERIALS (0.1%)
            261   Vulcan Materials Co.                                                              15,642
                                                                                           ---------------
                  CONTAINERS/PACKAGING (0.2%)
            387   Pactiv Corp.*                                                                      8,843
            219   Sealed Air Corp.*                                                                 11,342
            314   Temple-Inland Inc.                                                                11,216
                                                                                           ---------------
                                                                                                    31,401
                                                                                           ---------------
                  CONTRACT DRILLING (0.2%)
            555   ENSCO International Inc.                                                 $        18,482
            620   Patterson-UTI Energy, Inc.                                                        16,424
            215   Rowan Companies, Inc.*                                                             5,913
                                                                                           ---------------
                                                                                                    40,819
                                                                                           ---------------
                  DATA PROCESSING SERVICES (0.8%)
          1,511   Automatic Data
                    Processing, Inc.                                                                66,182
            591   Ceridian Corp.*                                                                   11,270
            236   DST Systems, Inc.*                                                                11,413
            493   Fiserv, Inc.*                                                                     21,199
            825   Paychex, Inc.                                                                     23,826
            773   SunGard Data Systems Inc.*                                                        26,831
                                                                                           ---------------
                                                                                                   160,721
                                                                                           ---------------
                  DEPARTMENT STORES (0.5%)
            764   Kohl's Corp.*                                                                     37,199
            752   May Department Stores Co.                                                         28,696
            649   Penney (J.C.) Co., Inc.                                                           32,294
                                                                                           ---------------
                                                                                                    98,189
                                                                                           ---------------
                  DISCOUNT STORES (1.2%)
          1,169   Costco Wholesale Corp.                                                            53,096
            777   Dollar General Corp.                                                              15,237
            273   Dollar Tree Stores, Inc.*                                                          6,770
            414   Family Dollar Stores, Inc.                                                        10,627
            201   Sears Holdings Corp.*                                                             29,487
          2,326   Target Corp.                                                                     124,906
                                                                                           ---------------
                                                                                                   240,123
                                                                                           ---------------
                  DRUGSTORE CHAINS (0.9%)
          1,012   CVS Corp.                                                                         55,508
          2,610   Walgreen Co.                                                                     118,337
                                                                                           ---------------
                                                                                                   173,845
                                                                                           ---------------
                  ELECTRIC UTILITIES (0.2%)
          1,606   AES Corp. (The)*                                                                  23,913
            133   Allete Inc.                                                                        6,384
            600   Pepco Holdings, Inc.                                                              13,524
                                                                                           ---------------
                                                                                                    43,821
                                                                                           ---------------

                        SEE NOTES TO FINANCIAL STATEMENTS

   NUMBER OF
    SHARES                                                                                      VALUE
----------------------------------------------------------------------------------------------------------
                  ELECTRICAL PRODUCTS (0.6%)
            461   American Power
                    Conversion Corp.                                                       $        11,737
          1,074   Emerson Electric Co.                                                              71,389
            253   Energizer Holdings, Inc.*                                                         15,909
            116   Hubbell, Inc. (Class B)                                                            5,271
            504   Molex Inc.                                                                        13,351
                                                                                           ---------------
                                                                                                   117,657
                                                                                           ---------------
                  ELECTRONIC COMPONENTS (0.2%)
            586   Jabil Circuit, Inc.*                                                              17,129
            378   SanDisk Corp.*                                                                     9,862
          2,800   Solectron Corp.*                                                                  10,220
            472   Vishay Intertechnology, Inc.*                                                      6,089
                                                                                           ---------------
                                                                                                    43,300
                                                                                           ---------------
                  ELECTRONIC DISTRIBUTORS (0.1%)
            400   Arrow Electronics, Inc.*                                                          11,180
            209   CDW Corp.                                                                         12,160
                                                                                           ---------------
                                                                                                    23,340
                                                                                           ---------------
                  ELECTRONIC EQUIPMENT/
                  INSTRUMENTS (0.4%)
            285   Diebold, Inc.                                                                     14,267
          4,254   JDS Uniphase Corp.*                                                                6,509
            360   Scientific-Atlanta, Inc.                                                          11,988
            381   Tektronix, Inc.                                                                    8,637
            460   Thermo Electron Corp.*                                                            12,107
          1,995   Xerox Corp.*                                                                      27,072
                                                                                           ---------------
                                                                                                    80,580
                                                                                           ---------------
                  ELECTRONIC PRODUCTION
                  EQUIPMENT (0.7%)
          4,295   Applied Materials, Inc.                                                           70,481
            770   Cadence Design
                    Systems, Inc.*                                                                  10,757
            539   KLA-Tencor Corp.                                                                  24,476
            593   Lam Research Corp.*                                                               18,193
            391   Novellus Systems, Inc.*                                                           10,420
            357   Synopsys, Inc.*                                                                    6,451
                                                                                           ---------------
                                                                                                   140,778
                                                                                           ---------------
                  ELECTRONICS/APPLIANCE
                  STORES (0.3%)
            674   Best Buy Co., Inc.                                                       $        36,686
            631   Circuit City Stores -
                    Circuit City Group                                                              10,342
            597   RadioShack Corp.                                                                  15,021
                                                                                           ---------------
                                                                                                    62,049
                                                                                           ---------------
                  ELECTRONICS/APPLIANCES (0.1%)
            170   Harman International
                    Industries, Inc.                                                                14,086
            219   Whirlpool Corp.                                                                   15,067
                                                                                           ---------------
                                                                                                    29,153
                                                                                           ---------------
                  FINANCE/RENTAL/LEASING (2.7%)
            325   Allied Capital Corp.                                                               8,922
            610   Capital One Financial Corp.                                                       45,994
            539   CIT Group, Inc.                                                                   22,864
          1,423   Countrywide Financial Corp.                                                       52,893
            337   Doral Financial Corp.
                    (Puerto Rico)                                                                    3,906
          2,469   Fannie Mae                                                                       146,264
          1,754   Freddie Mac                                                                      114,080
          2,894   MBNA Corp.                                                                        61,034
            809   Providian Financial Corp.*                                                        14,416
            138   Ryder System, Inc.                                                                 5,070
          1,118   SLM Corp.                                                                         53,966
                                                                                           ---------------
                                                                                                   529,409
                                                                                           ---------------
                  FINANCIAL CONGLOMERATES (3.2%)
          2,875   American Express Co.                                                             154,819
          9,079   J.P. Morgan Chase & Co.                                                          324,574
            813   Principal Financial Group, Inc.                                                   32,431
          1,364   Prudential Financial, Inc.                                                        86,355
            832   State Street Corp.                                                                39,936
                                                                                           ---------------
                                                                                                   638,115
                                                                                           ---------------
                  FINANCIAL PUBLISHING/
                  SERVICES (0.4%)
            230   Dun & Bradstreet Corp.*                                                           14,131
          1,016   McGraw-Hill Companies,
                    Inc. (The)                                                                      44,359
            668   Moody's Corp.                                                                     28,904
                                                                                           ---------------
                                                                                                    87,394
                                                                                           ---------------

                        SEE NOTES TO FINANCIAL STATEMENTS

   NUMBER OF
    SHARES                                                                                      VALUE
----------------------------------------------------------------------------------------------------------
                  FOOD DISTRIBUTORS (0.3%)
          1,627   SYSCO Corp.                                                              $        60,459
                                                                                           ---------------
                  FOOD RETAIL (0.5%)
            974   Albertson's, Inc.                                                                 20,444
          1,919   Kroger Co.*                                                                       32,182
          1,206   Safeway Inc.*                                                                     26,544
            408   Supervalu, Inc.                                                                   13,366
            129   Whole Foods Market, Inc.                                                          15,348
                                                                                           ---------------
                                                                                                   107,884
                                                                                           ---------------
                  FOOD: MAJOR DIVERSIFIED (1.8%)
            560   Campbell Soup Co.                                                                 17,377
            738   General Mills, Inc.                                                               36,531
            978   Heinz (H.J.) Co.                                                                  35,570
            621   Kellogg Co.                                                                       28,249
          4,349   PepsiCo, Inc.                                                                    244,849
                                                                                           ---------------
                                                                                                   362,576
                                                                                           ---------------
                  FOOD: MEAT/FISH/DAIRY (0.1%)
            391   Dean Foods Co.*                                                                   15,237
                                                                                           ---------------
                  FOOD: SPECIALTY/CANDY (0.4%)
            464   Hershey Foods Corp.                                                               29,793
            349   McCormick & Co., Inc.
                    (Non-Voting)                                                                    11,810
            100   Smucker (J.M.) Co.                                                                 4,981
            406   Wrigley (Wm.) Jr. Co.                                                             27,718
                                                                                           ---------------
                                                                                                    74,302
                                                                                           ---------------
                  GAS DISTRIBUTORS (0.4%)
            397   Equitable Resources, Inc.                                                         25,233
            487   KeySpan Corp.                                                                     19,353
            811   NiSource, Inc.                                                                    19,545
            300   Questar Corp.                                                                     18,912
                                                                                           ---------------
                                                                                                    83,043
                                                                                           ---------------
                  HOME BUILDING (0.6%)
            342   Centex Corp.                                                                      22,394
            900   D.R. Horton, Inc.                                                                 31,113
            260   KB Home                                                                           17,560
            298   Lennar Corp. (Class A)                                                            17,287
            271   Pulte Homes, Inc.                                                                 20,718
                                                                                           ---------------
                                                                                                   109,072
                                                                                           ---------------
                  HOME FURNISHINGS (0.2%)
            564   Leggett & Platt, Inc.                                                    $        15,025
            160   Mohawk Industries, Inc.*                                                          13,347
            704   Newell Rubbermaid, Inc.                                                           16,044
                                                                                           ---------------
                                                                                                    44,416
                                                                                           ---------------
                  HOME IMPROVEMENT
                  CHAINS (1.8%)
            200   Fastenal Co.                                                                      11,624
          5,712   Home Depot, Inc. (The)                                                           224,767
          2,003   Lowe's Companies, Inc.                                                           114,592
                                                                                           ---------------
                                                                                                   350,983
                                                                                           ---------------
                  HOSPITAL/NURSING
                  MANAGEMENT (0.2%)
            709   Health Management
                    Associates, Inc. (Class A)                                                      17,881
            312   Manor Care, Inc.                                                                  12,124
            192   Triad Hospitals, Inc.*                                                             9,738
                                                                                           ---------------
                                                                                                    39,743
                                                                                           ---------------
                  HOUSEHOLD/PERSONAL CARE (3.7%)
            214   Alberto-Culver Co. (Class B)                                                       9,487
          1,202   Avon Products, Inc.                                                               47,768
            415   Clorox Co. (The)                                                                  24,240
          1,355   Colgate-Palmolive Co.                                                             67,709
            310   Estee Lauder Companies,
                    Inc. (The) (Class A)                                                            12,118
          2,556   Gillette Co. (The)                                                               134,803
          1,277   Kimberly-Clark Corp.                                                              82,149
          6,550   Procter & Gamble Co. (The)                                                       361,233
                                                                                           ---------------
                                                                                                   739,507
                                                                                           ---------------
                  INDUSTRIAL CONGLOMERATES (0.8%)
          1,992   3M Co.                                                                           152,687
            218   SPX Corp.                                                                          9,681
                                                                                           ---------------
                                                                                                   162,368
                                                                                           ---------------
                  INDUSTRIAL MACHINERY (0.3%)
            674   Illinois Tool Works Inc.                                                          56,906
                                                                                           ---------------
                  INDUSTRIAL SPECIALTIES (0.1%)
            510   Ecolab Inc.                                                                       16,488
                                                                                           ---------------

                        SEE NOTES TO FINANCIAL STATEMENTS

   NUMBER OF
    SHARES                                                                                      VALUE
----------------------------------------------------------------------------------------------------------
                  INFORMATION TECHNOLOGY
                  SERVICES (2.0%)
            471   Citrix Systems, Inc.*                                                    $        11,850
            372   Cognizant Technology
                    Solutions Corp. (Class A)*                                                      17,856
          1,297   Electronic Data Systems Corp.                                                     25,551
          4,294   International Business
                    Machines Corp.                                                                 324,412
            846   Unisys Corp.*                                                                      6,125
                                                                                           ---------------
                                                                                                   385,794
                                                                                           ---------------
                  INSURANCE BROKERS/
                  SERVICES (0.2%)
            189   Gallagher (Arthur J.) & Co.                                                        5,220
          1,333   Marsh & McLennan
                    Companies, Inc.                                                                 38,710
                                                                                           ---------------
                                                                                                    43,930
                                                                                           ---------------
                  INTERNET RETAIL (0.3%)
            788   Amazon.com, Inc.*                                                                 27,982
          1,055   IAC/InterActiveCorp.*                                                             25,848
                                                                                           ---------------
                                                                                                    53,830
                                                                                           ---------------
                  INTERNET SOFTWARE/
                  SERVICES (0.7%)
            900   BEA Systems, Inc.*                                                                 7,587
          1,089   Siebel Systems, Inc.*                                                             10,041
            641   VeriSign, Inc.*                                                                   20,736
          2,916   Yahoo!, Inc.*                                                                    108,475
                                                                                           ---------------
                                                                                                   146,839
                                                                                           ---------------
                  INVESTMENT BANKS/
                  BROKERS (1.5%)
            577   Ameritrade Holding Corp.*                                                          8,574
            300   Edwards (A.G.), Inc.                                                              12,393
            833   Goldman Sachs
                    Group, Inc. (The)                                                               81,218
            285   Legg Mason, Inc.                                                                  23,421
          2,441   Merrill Lynch & Co., Inc.                                                        132,449
          2,559   Schwab (Charles) Corp. (The)                                                      29,019
                                                                                           ---------------
                                                                                                   287,074
                                                                                           ---------------
                  INVESTMENT MANAGERS (0.5%)
            568   Eaton Vance Corp.
                    (Non-Voting)                                                           $        13,836
            409   Franklin Resources, Inc.                                                          29,505
            100   Investors Financial
                    Services Corp.                                                                   4,149
            633   Janus Capital Group, Inc.                                                          9,723
          1,102   Mellon Financial Corp.                                                            30,592
            267   Price (T.) Rowe Group, Inc.                                                       15,929
                                                                                           ---------------
                                                                                                   103,734
                                                                                           ---------------
                  LIFE/HEALTH INSURANCE (0.5%)
          1,295   AFLAC, Inc.                                                                       53,807
            376   Jefferson-Pilot Corp.                                                             18,950
            484   Lincoln National Corp.                                                            22,037
            693   UnumProvident Corp.                                                               12,723
                                                                                           ---------------
                                                                                                   107,517
                                                                                           ---------------
                  MAJOR BANKS (4.2%)
          1,430   BB&T Corp.                                                                        57,114
            475   Comerica, Inc.                                                                    26,543
          1,115   KeyCorp                                                                           36,527
          1,514   National City Corp.                                                               52,324
            725   PNC Financial Services Group                                                      39,621
            852   Popular, Inc.                                                                     20,065
          1,174   Regions Financial Corp.                                                           39,540
            835   SunTrust Banks, Inc.                                                              61,464
            281   TD Banknorth, Inc.                                                                 8,424
            135   Toronto-Dominion Bank (The)                                                        5,742
            170   UnionBanCal Corp.                                                                 10,671
          4,097   Wachovia Corp.                                                                   207,923
          4,300   Wells Fargo & Co.                                                                259,763
                                                                                           ---------------
                                                                                                   825,721
                                                                                           ---------------
                  MAJOR TELECOMMUNICATIONS (3.8%)
            849   ALLTEL Corp.                                                                      49,387
          2,022   AT&T Corp.                                                                        37,994
          4,674   BellSouth Corp.                                                                  125,076
          8,438   SBC Communications, Inc.                                                         197,280
          3,634   Sprint Corp. (FON Group)                                                          86,089
          7,059   Verizon Communications Inc.                                                      249,747
                                                                                           ---------------
                                                                                                   745,573
                                                                                           ---------------

                        SEE NOTES TO FINANCIAL STATEMENTS

   NUMBER OF
    SHARES                                                                                      VALUE
----------------------------------------------------------------------------------------------------------
                  MANAGED HEALTH CARE (2.4%)
            776   Aetna, Inc.                                                              $        60,536
          1,296   Caremark Rx, Inc.*                                                                57,879
            360   CIGNA Corp.                                                                       35,010
            190   Coventry Health Care, Inc.*                                                       13,228
            392   Health Net, Inc.*                                                                 13,418
            461   Humana, Inc.*                                                                     16,762
            230   PacifiCare Health
                    Systems, Inc.*                                                                  14,451
          3,402   UnitedHealth Group, Inc.                                                         165,269
            748   WellPoint Inc.*                                                                   99,484
                                                                                           ---------------
                                                                                                   476,037
                                                                                           ---------------
                  MEDIA CONGLOMERATES (1.7%)
          5,229   Disney (Walt) Co. (The)                                                          143,484
         11,176   Time Warner, Inc.*                                                               194,462
                                                                                           ---------------
                                                                                                   337,946
                                                                                           ---------------
                  MEDICAL DISTRIBUTORS (0.6%)
          1,103   Cardinal Health, Inc.                                                             63,897
            262   Henry Schein, Inc.*                                                               10,556
            709   McKesson Corp.                                                                    28,551
            310   Patterson Companies, Inc.*                                                        14,071
                                                                                           ---------------
                                                                                                   117,075
                                                                                           ---------------
                  MEDICAL SPECIALTIES (3.3%)
            585   Applera Corp. - Applied
                    Biosystems Group                                                                12,525
            370   Bard (C.R.), Inc.                                                                 25,253
            168   Bausch & Lomb, Inc.                                                               13,119
          1,561   Baxter International, Inc.                                                        57,601
            176   Beckman Coulter, Inc.                                                             12,331
            665   Becton, Dickinson & Co.                                                           38,204
            668   Biomet, Inc.                                                                      25,177
          1,685   Boston Scientific Corp.*                                                          45,647
            259   Cytyc Corp.*                                                                       6,063
            242   DENTSPLY International, Inc.                                                      13,806
            325   Fisher Scientific
                    International, Inc.*                                                            20,300
            799   Guidant Corp.                                                                     59,038
            182   Hillenbrand Industries, Inc.                                                       9,184
          3,088   Medtronic, Inc.                                                                  165,980
            904   St. Jude Medical, Inc.*                                                           36,268
            729   Stryker Corp.                                                            $        35,466
            488   Varian Medical Systems, Inc.*                                                     18,354
            324   Waters Corp.*                                                                     12,587
            621   Zimmer Holdings, Inc.*                                                            47,556
                                                                                           ---------------
                                                                                                   654,459
                                                                                           ---------------
                  MEDICAL/NURSING SERVICES (0.2%)
            402   DaVita, Inc.*                                                                     18,516
            290   Lincare Holdings, Inc.*                                                           12,748
                                                                                           ---------------
                                                                                                    31,264
                                                                                           ---------------
                  MISCELLANEOUS COMMERCIAL
                  SERVICES (0.1%)
            400   Adesa Inc.                                                                         9,112
            282   Iron Mountain Inc.*                                                                8,093
            600   Sabre Holdings Corp. (Class A)                                                    12,042
                                                                                           ---------------
                                                                                                    29,247
                                                                                           ---------------
                  MISCELLANEOUS
                  MANUFACTURING (0.1%)
            380   Pentair, Inc.                                                                     16,914
                                                                                           ---------------
                  MOTOR VEHICLES (0.2%)
            757   Harley-Davidson, Inc.                                                             37,116
                                                                                           ---------------
                  MULTI-LINE INSURANCE (2.0%)
          5,855   American International
                    Group, Inc.                                                                    325,246
            744   Hartford Financial Services
                    Group, Inc. (The)                                                               55,644
            421   Safeco Corp.                                                                      22,654
                                                                                           ---------------
                                                                                                   403,544
                                                                                           ---------------
                  OFFICE EQUIPMENT/
                  SUPPLIES (0.2%)
            275   Avery Dennison Corp.                                                              14,424
            671   Pitney Bowes, Inc.                                                                29,933
                                                                                           ---------------
                                                                                                    44,357
                                                                                           ---------------
                  OIL & GAS PIPELINES (0.2%)
            312   Kinder Morgan, Inc.                                                               24,246
          1,268   Williams Companies, Inc. (The)                                                    23,344
                                                                                           ---------------
                                                                                                    47,590
                                                                                           ---------------

                        SEE NOTES TO FINANCIAL STATEMENTS

   NUMBER OF
    SHARES                                                                                      VALUE
----------------------------------------------------------------------------------------------------------
                  OIL & GAS PRODUCTION (1.5%)
            664   Anadarko Petroleum Corp.                                                 $        50,265
            812   Apache Corp.                                                                      47,713
          1,178   Chesapeake Energy Corp.                                                           24,114
          1,220   Devon Energy Corp.                                                                55,998
            724   EOG Resources, Inc.                                                               36,120
            380   Newfield Exploration Co.*                                                         14,611
            254   Noble Energy, Inc.                                                                18,890
            306   Pioneer Natural Resources Co.                                                     12,280
            200   Pogo Producing Co.                                                                 9,888
            868   XTO Energy Inc.                                                                   27,012
                                                                                           ---------------
                                                                                                   296,891
                                                                                           ---------------
                  OIL REFINING/MARKETING (0.4%)
            227   Sunoco, Inc.                                                                      23,283
            704   Valero Energy Corp.                                                               48,308
                                                                                           ---------------
                                                                                                    71,591
                                                                                           ---------------
                  OILFIELD SERVICES/
                  EQUIPMENT (0.1%)
            145   National-Oilwell, Inc.*                                                            6,525
            287   Smith International, Inc.                                                         16,864
                                                                                           ---------------
                                                                                                    23,389
                                                                                           ---------------
                  OTHER CONSUMER SERVICES (0.7%)
            390   Apollo Group, Inc. (Class A)*                                                     30,615
            284   Career Education Corp.*                                                            9,846
          2,646   eBay, Inc.*                                                                      100,574
                                                                                           ---------------
                                                                                                   141,035
                                                                                           ---------------
                  PACKAGED SOFTWARE (4.6%)
          1,216   Adobe Systems, Inc.                                                               40,201
            716   Autodesk, Inc.                                                                    28,339
            664   BMC Software, Inc.*                                                               11,301
          1,069   Compuware Corp.*                                                                   7,323
            465   Intuit Inc.*                                                                      20,097
            247   Mercury Interactive Corp.                                                         11,145
         23,379   Microsoft Corp.**                                                                603,178
            985   Novell, Inc.*                                                                      5,762
          9,623   Oracle Corp.*                                                                    123,367
            317   Red Hat, Inc.*                                                                     4,007
          1,588   Symantec Corp.*                                                                   35,905
          1,116   VERITAS Software Corp.*                                                           27,755
                                                                                           ---------------
                                                                                                   918,380
                                                                                           ---------------
                  PERSONNEL SERVICES (0.1%)
            270   Manpower, Inc.                                                           $        10,754
            552   Robert Half International, Inc.                                                   13,767
                                                                                           ---------------
                                                                                                    24,521
                                                                                           ---------------
                  PHARMACEUTICALS: GENERIC
                  DRUGS (0.2%)
            204   Barr Pharmaceuticals Inc.*                                                        10,367
            736   Mylan Laboratories, Inc.                                                          12,144
            473   Watson Pharmaceuticals, Inc.*                                                     14,218
                                                                                           ---------------
                                                                                                    36,729
                                                                                           ---------------
                  PHARMACEUTICALS: MAJOR (3.5%)
          7,564   Johnson & Johnson                                                                507,544
          5,662   Merck & Co., Inc.                                                                183,675
                                                                                           ---------------
                                                                                                   691,219
                                                                                           ---------------
                  PHARMACEUTICALS: OTHER (0.4%)
            330   Allergan, Inc.                                                                    25,512
            937   Forest Laboratories, Inc.*                                                        36,149
            757   King Pharmaceuticals, Inc.*                                                        7,161
            203   Sepracor, Inc.*                                                                   12,334
                                                                                           ---------------
                                                                                                    81,156
                                                                                           ---------------
                  PROPERTY - CASUALTY
                  INSURERS (1.0%)
            402   Berkley (W.R.) Corp.                                                              14,255
            483   Chubb Corp. (The)                                                                 40,683
            551   Cincinnati Financial Corp.                                                        21,748
            553   Progressive Corp. (The)                                                           53,127
          1,699   St. Paul Travelers
                    Companies, Inc. (The)                                                           64,358
                                                                                           ---------------
                                                                                                   194,171
                                                                                           ---------------
                  PUBLISHING: NEWSPAPERS (0.3%)
            372   New York Times Co. (The)
                    (Class A)                                                                       11,670
            162   Scripps (E.W.) Co. (Class A)                                                       8,278
            633   Tribune Co.                                                                       22,902
             18   Washington Post Co. (The)
                    (Class B)                                                                       14,940
                                                                                           ---------------
                                                                                                    57,790
                                                                                           ---------------

                        SEE NOTES TO FINANCIAL STATEMENTS

   NUMBER OF
    SHARES                                                                                      VALUE
----------------------------------------------------------------------------------------------------------
                  PULP & PAPER (0.1%)
            526   MeadWestvaco Corp.                                                       $        15,086
                                                                                           ---------------
                  RAILROADS (0.2%)
            999   Norfolk Southern Corp.                                                            31,888
                                                                                           ---------------
                  REAL ESTATE INVESTMENT
                  TRUSTS (1.9%)
            440   Archstone-Smith Trust                                                             16,201
            340   Boston Properties, Inc.                                                           22,709
            352   Catellus Development Corp.                                                        10,303
            199   Developers Diversified
                    Realty Corp.                                                                     9,074
            492   Duke Realty Corp.                                                                 15,188
          1,068   Equity Office Properties Trust                                                    34,699
            772   Equity Residential                                                                27,715
            636   General Growth Properties, Inc.                                                   24,759
            460   Health Care Property
                    Investors, Inc.                                                                 12,507
            172   Hospitality Properties Trust                                                       7,554
          1,024   Host Marriott Corp.                                                               17,152
            423   iStar Financial Inc.                                                              17,724
            380   Kimco Realty Corp.                                                                21,949
            340   Liberty Property Trust                                                            14,039
            104   Mack-Cali Realty Corp.                                                             4,585
            300   New Plan Excel Realty Trust                                                        8,082
            629   Plum Creek Timber Co., Inc.                                                       22,046
            533   ProLogis                                                                          21,768
            315   Public Storage, Inc.                                                              18,941
            408   Simon Property Group, Inc.                                                        28,038
            275   Vornado Realty Trust                                                              21,643
                                                                                           ---------------
                                                                                                   376,676
                                                                                           ---------------
                  RECREATIONAL PRODUCTS (0.4%)
            259   Brunswick Corp.                                                                   11,147
            751   Electronic Arts, Inc.*                                                            39,458
          1,299   Mattel, Inc.                                                                      23,616
                                                                                           ---------------
                                                                                                    74,221
                                                                                           ---------------
                  REGIONAL BANKS (2.4%)
            908   AmSouth Bancorporation                                                            24,207
            100   Bank of Hawaii Corp.                                                               4,873
            113   City National Corp.                                                                8,026
            258   Colonial BancGroup, Inc. (The)                                                     5,751
            368   Commerce Bancorp, Inc.                                                   $        10,212
            427   Compass Bancshares, Inc.                                                          19,031
          1,227   Fifth Third Bancorp                                                               52,295
            382   First Horizon National Corp.                                                      16,132
            949   Hibernia Corp. (Class A)                                                          30,510
            178   M&T Bank Corp.                                                                    18,181
            566   Marshall & Ilsley Corp.                                                           24,627
          1,198   North Fork Bancorporation, Inc.                                                   32,657
            557   Northern Trust Corp.                                                              25,577
            776   Synovus Financial Corp.                                                           22,558
            372   TCF Financial Corp.                                                                9,627
          4,829   U.S. Bancorp                                                                     141,635
            326   Zions Bancorporation                                                              23,094
                                                                                           ---------------
                                                                                                   468,993
                                                                                           ---------------
                  RESTAURANTS (1.0%)
            450   Darden Restaurants, Inc.                                                          14,616
          3,209   McDonald's Corp.                                                                  99,286
            272   Outback Steakhouse, Inc.                                                          12,036
          1,010   Starbucks Corp.*                                                                  55,298
            412   Wendy's International, Inc.                                                       18,594
                                                                                           ---------------
                                                                                                   199,830
                                                                                           ---------------
                  SAVINGS BANKS (0.9%)
            358   Astoria Financial Corp.                                                            9,859
            616   Golden West Financial Corp.                                                       38,574
            258   Independence Community
                    Bank Corp.                                                                       9,670
            702   New York Community
                    Bancorp, Inc.                                                                   12,790
            872   Sovereign Bancorp, Inc.                                                           19,463
          2,219   Washington Mutual, Inc.                                                           91,645
                                                                                           ---------------
                                                                                                   182,001
                                                                                           ---------------
                  SEMICONDUCTORS (4.2%)
            936   Advanced Micro Devices, Inc.*                                                     15,350
            423   Agere Systems, Inc.                                                                5,756
          1,111   Altera Corp.*                                                                     24,654
            957   Analog Devices, Inc.                                                              35,486
            524   Broadcom Corp. (Class A)*                                                         18,597
            659   Freescale Semiconductor
                    Inc. (Class B)*                                                                 13,312
         16,481   Intel Corp.                                                                      443,833

                        SEE NOTES TO FINANCIAL STATEMENTS

   NUMBER OF
    SHARES                                                                                      VALUE
----------------------------------------------------------------------------------------------------------
            205   International Rectifier Corp.*                                           $         9,795
            381   Intersil Corp. (Class A)                                                           7,148
          1,164   LSI Logic Corp.*                                                                   8,567
            836   Maxim Integrated Products, Inc.                                                   32,938
            528   Microchip Technology Inc.                                                         15,650
          1,648   Micron Technology, Inc.*                                                          18,095
          1,290   National Semiconductor Corp.                                                      25,955
            700   PMC - Sierra, Inc.*                                                                6,139
          4,396   Texas Instruments Inc.                                                           121,505
            909   Xilinx, Inc.                                                                      25,225
                                                                                           ---------------
                                                                                                   828,005
                                                                                           ---------------
                  SERVICES TO THE HEALTH
                  INDUSTRY (0.4%)
            190   Express Scripts, Inc. (Class A)*                                                  17,554
            689   IMS Health Inc.                                                                   16,915
            803   Medco Health Solutions Inc.*                                                      40,150
            259   Omnicare, Inc.                                                                     9,925
                                                                                           ---------------
                                                                                                    84,544
                                                                                           ---------------
                  SPECIALTY INSURANCE (0.5%)
            276   Ambac Financial Group, Inc.                                                       19,914
            463   Fidelity National Financial, Inc.                                                 16,663
            389   MBIA Inc.                                                                         21,757
            179   MGIC Investment Corp.                                                             10,980
            245   PMI Group, Inc. (The)                                                              9,261
            224   Radian Group, Inc.                                                                10,277
                                                                                           ---------------
                                                                                                    88,852
                                                                                           ---------------
                  SPECIALTY STORES (0.9%)
            185   AutoZone, Inc.*                                                                   16,746
            758   Bed Bath & Beyond Inc.*                                                           30,813
            170   CarMax Inc.*                                                                       4,340
            400   Michaels Stores, Inc.                                                             16,844
          1,005   Office Depot, Inc.*                                                               19,819
            356   PETsMART, Inc.                                                                    11,310
          2,154   Staples, Inc.                                                                     46,376
            326   Tiffany & Co.                                                                     10,148
            655   Toys 'R' Us, Inc.*                                                                17,161
            229   Williams-Sonoma, Inc.*                                                             9,007
                                                                                           ---------------
                                                                                                   182,564
                                                                                           ---------------
                  SPECIALTY
                  TELECOMMUNICATIONS (0.3%)
            673   American Tower Corp.
                    (Class A)*                                                             $        12,141
            368   CenturyTel, Inc.                                                                  12,067
            743   Citizens Communications Co.                                                       10,135
            529   Crown Castle International
                    Corp.*                                                                           9,406
          1,500   McLeodUSA Inc. (Class A)
                    (Escrow)                                                                            --
            171   NTL, Inc.*                                                                        10,992
                                                                                           ---------------
                                                                                                    54,741
                                                                                           ---------------
                  STEEL (0.1%)
            402   Nucor Corp.                                                                       21,290
                                                                                           ---------------
                  TELECOMMUNICATION
                  EQUIPMENT (1.9%)
            807   Comverse Technology, Inc.*                                                        18,989
          3,496   Corning Inc.*                                                                     54,817
         11,786   Lucent Technologies Inc.*                                                         33,119
          5,973   Motorola, Inc.                                                                   103,751
          4,128   QUALCOMM, Inc.                                                                   153,809
          1,479   Tellabs, Inc.*                                                                    12,157
                                                                                           ---------------
                                                                                                   376,642
                                                                                           ---------------
                  TOOLS/HARDWARE (0.1%)
            206   Black & Decker Corp.                                                              17,988
            168   Stanley Works (The)                                                                7,494
                                                                                           ---------------
                                                                                                    25,482
                                                                                           ---------------
                  TRUCKS/CONSTRUCTION/
                  FARM MACHINERY (0.3%)
            136   Cummins Inc.                                                                       9,241
            634   Deere & Co.                                                                       41,939
                                                                                           ---------------
                                                                                                    51,180
                                                                                           ---------------
                  WHOLESALE DISTRIBUTORS (0.2%)
            500   Genuine Parts Co.                                                                 21,480
            200   Grainger (W.W.), Inc.                                                             10,878
                                                                                           ---------------
                                                                                                    32,358
                                                                                           ---------------

                        SEE NOTES TO FINANCIAL STATEMENTS

   NUMBER OF
    SHARES                                                                                      VALUE
----------------------------------------------------------------------------------------------------------
                  WIRELESS
                  TELECOMMUNICATIONS (0.5%)
          2,615   Nextel Communications, Inc.
                    (Class A)*                                                             $        78,921
            165   Telephone & Data Systems, Inc.                                                     6,270
            165   Telephone & Data
                    Systems, Inc.                                                                    6,394
                                                                                           ---------------
                                                                                                    91,585
                                                                                           ---------------

TOTAL COMMON STOCKS
  (COST $17,095,930)                                                                            18,195,432
                                                                                           ---------------

   PRINCIPAL
   AMOUNT IN
   THOUSANDS
---------------
                  SHORT-TERM INVESTMENT (8.0%)
                  REPURCHASE AGREEMENT
$         1,583   Joint repurchase agreement
                    account 3.04% due 06/01/05
                    (dated 05/31/05; proceeds
                    $1,583,134) (a)
                    (COST $1,583,000)                                                            1,583,000
                                                                                           ---------------
TOTAL INVESTMENTS
  (COST $18,678,930) (b) (c)                                                    100.0%          19,778,432
OTHER ASSETS IN EXCESS OF
  LIABILITIES                                                                     0.0                1,730
                                                                                -----      ---------------
NET ASSETS                                                                      100.0%     $    19,780,162
                                                                                =====      ===============

----------
   *    NON-INCOME PRODUCING SECURITY.
   ** A PORTION OF THIS SECURITY IS PHYSICALLY SEGREGATED IN CONNECTION WITH OPEN FUTURES CONTRACTS IN THE AMOUNT OF $93,000.
   (a)  COLLATERALIZED BY FEDERAL AGENCY AND U.S. TREASURY OBLIGATIONS.
   (b) SECURITIES HAVE BEEN DESIGNATED AS COLLATERAL IN AN AMOUNT EQUAL TO $1,423,585 IN CONNECTION WITH OPEN FUTURES CONTRACTS.
   (c) THE AGGREGATE COST FOR FEDERAL INCOME TAX PURPOSES APPROXIMATES THE AGGREGATE COST FOR BOOK PURPOSES. THE AGGREGATE GROSS UNREALIZED APPRECIATION IS $3,019,787 AND THE AGGREGATE GROSS UNREALIZED DEPRECIATION IS $1,920,285, RESULTING IN NET UNREALIZED APPRECIATION OF $1,099,502.

FUTURES CONTRACTS OPEN AT MAY 31, 2005:

                                                                                               UNREALIZED
NUMBER OF                              DESCRIPTION, DELIVERY              UNDERLYING FACE     APPRECIATION/
CONTRACTS        LONG/SHORT               MONTH AND YEAR                  AMOUNT AT VALUE     DEPRECIATION
-----------------------------------------------------------------------------------------------------------
     1              Long             Nasdaq 100 Index June 2005           $       154,500     $         910
     5              Long             Nasdaq 100 E-Mini Index June 2005            154,500             4,637
     4              Long             S&P 500 Index June 2005                    1,192,300           (21,170)
                                                                                              -------------
                                  TOTAL UNREALIZED DEPRECIATION                               $     (15,623)
                                                                                              =============

                        SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY KLD SOCIAL INDEX FUND
SUMMARY OF INVESTMENTS - MAY 31, 2005 (UNAUDITED)

                                                                     PERCENT OF
SECTOR                                               VALUE           NET ASSETS
----------------------------------------------------------------------------------
Finance                                         $     4,249,737               21.5%
Electronic Technology                                 2,570,445               13.0
Health Technology                                     1,832,316                9.3
Technology Services                                   1,611,734                8.1
Repurchase Agreement                                  1,583,000                8.0
Consumer Non-Durables                                 1,496,806                7.6
Retail Trade                                          1,412,233                7.1
Consumer Services                                     1,046,393                5.3
Communications                                          891,899                4.5
Health Services                                         631,588                3.2
Producer Manufacturing                                  585,632                3.0
Energy Minerals                                         368,482                1.9
Consumer Durables                                       319,460                1.6
Transportation                                          266,906                1.3
Distribution Services                                   233,232                1.2
Commercial Services                                     213,531                1.1
Process Industries                                      189,444                0.9
Utilities                                               126,864                0.6
Industrial Services                                     111,798                0.6
Non-Energy Minerals                                      36,932                0.2
                                                ---------------    ---------------
                                                $    19,778,432*               100%
                                                ===============    ===============

----------
  * DOES NOT INCLUDE OPEN FUTURES CONTRACTS WITH AN UNDERLYING FACE VALUE OF $1,501,300 WITH UNREALIZED DEPRECIATION OF $15,623.

                        SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY KLD SOCIAL INDEX FUND
FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
MAY 31, 2005 (UNAUDITED)

ASSETS:
Investments in securities, at value (cost $18,678,930)                   $    19,778,432
Receivable for:
  Dividends                                                                       19,817
  Shares of beneficial interest sold                                               2,049
Prepaid expenses and other assets                                                 30,989
Receivable from affiliate                                                         12,426
                                                                         ---------------
    TOTAL ASSETS                                                              19,843,713
                                                                         ---------------
LIABILITIES:
Payable for:
  Distribution fee                                                                10,906
  Variation margin                                                                 9,300
  Shares of beneficial interest redeemed                                             945
Accrued expenses and other payables                                               42,400
                                                                         ---------------
    TOTAL LIABILITIES                                                             63,551
                                                                         ---------------
    NET ASSETS                                                           $    19,780,162
                                                                         ===============
COMPOSITION OF NET ASSETS:
Paid-in-capital                                                          $    21,430,174
Net unrealized appreciation                                                    1,083,879
Accumulated undistributed net investment income                                   79,745
Accumulated net realized loss                                                 (2,813,636)
                                                                         ---------------
    NET ASSETS                                                           $    19,780,162
                                                                         ===============
CLASS A SHARES:
Net Assets                                                               $     3,982,624
Shares Outstanding (UNLIMITED AUTHORIZED, $.01 PAR VALUE)                        405,965
    NET ASSET VALUE PER SHARE                                            $          9.81
                                                                         ===============
    MAXIMUM OFFERING PRICE PER SHARE,
    (NET ASSET VALUE PLUS 5.54% OF NET ASSET VALUE)                      $         10.35
                                                                         ===============
CLASS B SHARES:
Net Assets                                                               $     9,080,929
Shares Outstanding (UNLIMITED AUTHORIZED, $.01 PAR VALUE)                        930,690
    NET ASSET VALUE PER SHARE                                            $          9.76
                                                                         ===============
CLASS C SHARES:
Net Assets                                                               $     2,576,387
Shares Outstanding (UNLIMITED AUTHORIZED, $.01 PAR VALUE)                        265,204
    NET ASSET VALUE PER SHARE                                            $          9.71
                                                                         ===============
CLASS D SHARES:
Net Assets                                                               $     4,140,222
Shares Outstanding (UNLIMITED AUTHORIZED, $.01 PAR VALUE)                        421,277
    NET ASSET VALUE PER SHARE                                            $          9.83
                                                                         ===============

                        SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED MAY 31, 2005 (UNAUDITED)

NET INVESTMENT INCOME:
INCOME
Dividends                                                                $       136,694
Interest                                                                          22,431
                                                                         ---------------
    TOTAL INCOME                                                                 159,125
                                                                         ---------------

EXPENSES
Professional fees                                                                122,657
Distribution fee (Class A shares)                                                  2,202
Distribution fee (Class B shares)                                                 51,808
Distribution fee (Class C shares)                                                 12,352
Shareholder reports and notices                                                   27,719
Registration fees                                                                 22,272
Transfer agent fees and expenses                                                  14,832
Investment advisory fee                                                           11,881
Administration fee                                                                 7,921
Custodian fees                                                                     3,306
Other                                                                             26,614
                                                                         ---------------
    TOTAL EXPENSES                                                               303,564
Less: amounts waived/reimbursed                                                 (237,202)
                                                                         ---------------
    NET EXPENSES                                                                  66,362
                                                                         ---------------
    NET INVESTMENT INCOME                                                         92,763
                                                                         ---------------

NET REALIZED AND UNREALIZED GAIN (LOSS):
NET REALIZED GAIN ON:
Investments                                                                       32,351
Futures contracts                                                                 78,443
                                                                         ---------------
    NET REALIZED GAIN                                                            110,794
                                                                         ---------------
NET CHANGE IN UNREALIZED APPRECIATION ON:
Investments                                                                      201,328
Futures contracts                                                                (66,619)
                                                                         ---------------
    NET APPRECIATION                                                             134,709
                                                                         ---------------
    NET GAIN                                                                     245,503
                                                                         ---------------
NET INCREASE                                                             $       338,266
                                                                         ===============

                        SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF CHANGES IN NET ASSETS

                                                                                FOR THE SIX        FOR THE YEAR
                                                                                MONTHS ENDED           ENDED
                                                                                MAY 31, 2005     NOVEMBER 30, 2004
                                                                              ---------------    -----------------
                                                                                 (UNAUDITED)
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
Net investment income                                                         $        92,763    $         200,771
Net realized gain                                                                     110,794              229,696
Net change in unrealized appreciation                                                 134,709            1,282,299
                                                                              ---------------    -----------------
    NET INCREASE                                                                      338,266            1,712,766
                                                                              ---------------    -----------------

Dividends to Shareholders from Net Investment Income
Class A shares                                                                        (32,594)             (19,635)
Class B shares                                                                        (78,004)             (26,629)
Class C shares                                                                        (20,851)              (4,720)
Class D shares                                                                        (68,551)             (31,016)
                                                                              ---------------    -----------------
    TOTAL DIVIDENDS                                                                  (200,000)             (82,000)
                                                                              ---------------    -----------------

Net increase (decrease) from transactions in shares of beneficial interest            (57,349)           3,110,855
                                                                              ---------------    -----------------

    NET INCREASE                                                                       80,917            4,741,621

NET ASSETS:
Beginning of period                                                                19,699,245           14,957,624
                                                                              ---------------    -----------------

END OF PERIOD
(INCLUDING ACCUMULATED UNDISTRIBUTED NET INVESTMENT INCOME OF
$79,745 AND $186,982, RESPECTIVELY)                                           $    19,780,162    $      19,699,245
                                                                              ===============    =================

                        SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY KLD SOCIAL INDEX FUND
NOTES TO FINANCIAL STATEMENTS - MAY 31, 2005 (UNAUDITED)

1. ORGANIZATION AND ACCOUNTING POLICIES

Morgan Stanley KLD Social Index Fund (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a non-diversified, open-end management investment company. The Fund's investment objective is to provide investment results that before expenses corresponds to the total return of the KLD Large Cap Social(SM) Index ("KLD Index"). The Fund was organized as a Massachusetts business trust on April 6, 2001 and commenced operations on July 13, 2001.

The Fund offers Class A shares, Class B shares, Class C shares and Class D shares. The four classes are substantially the same except that most Class A shares are subject to a sales charge imposed at the time of purchase and some Class A shares, and most Class B shares and Class C shares are subject to a contingent deferred sales charge imposed on shares redeemed within eighteen months, six years and one year, respectively. Class D shares are not subject to a sales charge. Additionally, Class A shares, Class B shares and Class C shares incur distribution expenses.

The following is a summary of significant accounting policies:

A. VALUATION OF INVESTMENTS -- (1) an equity portfolio security listed or traded on the New York Stock Exchange ("NYSE") or American Stock Exchange or other exchange is valued at its latest sale price prior to the time when assets are valued; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (2) an equity portfolio security listed or traded on the Nasdaq is valued at the Nasdaq Official Closing Price; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (3) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the mean between the last reported bid and asked price. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (4) for equity securities traded on foreign exchanges, the last reported sale price or the latest bid price may be used if there were no sales on a particular day; (5) futures are valued at the latest price published by the commodities exchange on which they trade; (6) when market quotations are not readily available or Morgan Stanley Investment Advisors Inc. (the "Investment Adviser"), determines that the latest sale price, the bid price or the mean between the last reported bid and asked price do not reflect a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund's Trustees. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Fund's Trustees or by the Investment Adviser using a pricing service and/or procedures approved by the Trustees of the Fund; and (7) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

B. ACCOUNTING FOR INVESTMENTS -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Dividend income and other distributions are recorded on the ex-dividend date. Discounts are accreted and premiums are amortized over the life of the respective securities. Interest income is accrued daily.

C. REPURCHASE AGREEMENTS -- Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other affiliated entities managed by the Investment Adviser, may transfer uninvested cash balances into one or more joint repurchase agreement accounts. These balances are invested in one or more repurchase agreements and are collateralized by cash, U.S. Treasury or federal agency obligations. The Fund may also invest directly with institutions in repurchase agreements. The Fund's custodian receives the collateral, which is marked-to-market daily to determine that the value of the collateral does not decrease below the repurchase price plus accrued interest.

D. MULTIPLE CLASS ALLOCATIONS -- Investment income, expenses (other than distribution fees), and realized and unrealized gains and losses are allocated to each class of shares based upon the relative net asset value on the date such items are recognized. Distribution fees are charged directly to the respective class.

E. FUTURES CONTRACTS -- A futures contract is an agreement between two parties to buy and sell financial instruments or contracts based on financial indices at a set price on a future date. Upon entering into such a contract, the Fund is required to pledge to the broker cash, U.S. Government securities or other liquid portfolio securities equal to the minimum initial margin requirements of the applicable futures exchange. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments known as variation margin are recorded by the Fund as unrealized gains and losses. Upon closing of the contract, the Fund realizes a gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

F. FEDERAL INCOME TAX POLICY -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required.

G. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- Dividends and distributions to shareholders are recorded on the ex-dividend date.

H. USE OF ESTIMATES -- The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

2. INVESTMENT ADVISORY/ADMINISTRATION AGREEMENTS

Pursuant to an Investment Advisory Agreement, the Fund pays the Investment Adviser an advisory fee, accrued daily and payable monthly, by applying the annual rate of 0.12% to the daily net assets of the Fund determined as of the close of each business day.

Pursuant to an Administration Agreement with Morgan Stanley Services Company Inc. (the "Administrator"), an affiliate of the Investment Adviser, the Fund pays an administration fee, accrued daily and payable monthly, by applying the annual rate of 0.08% to the Fund's daily net assets.

The Investment Adviser has agreed to waive its fee and assume all operating expenses (except for distribution fees) until such time as the Fund has $50 million of net assets or April 30, 2006, whichever occurs first. Thereafter, the Investment Manager has agreed to assume all operating expenses (except for distribution fees) and to waive the compensation provided for in its Investment Advisory Agreement to the extent that such expenses and compensation on an annual basis exceed 0.40% of the daily net assets of the Fund. At May 31, 2005, included in the Statement of Assets and Liabilities is a receivable from affiliate, which represents expense reimbursements due to the Fund.

3. PLAN OF DISTRIBUTION

Shares of the Fund are distributed by Morgan Stanley Distributors Inc. (the "Distributor"), an affiliate of the Investment Adviser and Administrator. The Fund has adopted a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act. The Plan provides that the Fund will pay the Distributor a fee which is accrued daily and paid monthly at the following annual rates: (i) Class A -- up to 0.25% of the average daily net assets of Class A; (ii) Class B -- up to 1.0% of the average daily net assets of Class B; and (iii) Class C -- up to 1.0% of the average daily net assets of Class C.

In the case of Class B shares, provided that the Plan continues in effect, any cumulative expenses incurred by the Distributor but not yet recovered may be recovered through the payment of future distribution fees from the Fund pursuant to the Plan and contingent deferred sales charges paid by investors upon redemption of Class B shares. Although there is no legal obligation for the Fund to pay expenses incurred in excess of payments made to the Distributor under the Plan and the proceeds of contingent deferred sales charges paid by investors upon redemption of shares, if for any reason the Plan is terminated, the Trustees will consider at that time the manner in which to treat such expenses. The Distributor has advised the Fund that such excess amounts totaled $1,091,826 at May 31, 2005.

In the case of Class A shares and Class C shares, expenses incurred pursuant to the Plan in any calendar year in excess of 0.25% or 1.0% of the average daily net assets of Class A or Class C, respectively, will not be reimbursed by the Fund through payments in any subsequent year, except that expenses representing a gross sales credit to Morgan Stanley Financial Advisors or other selected broker-dealer representatives may be reimbursed in the subsequent calendar year. For the six months ended May 31, 2005, the distribution fee was accrued for Class A shares and Class C shares at the annual rate of 0.16% and 1.0%, respectively.

The Distributor has informed the Fund that for the six months ended May 31, 2005, it received contingent deferred sales charges from certain redemptions of the Fund's Class B shares of $11,778 and received $4,456 in front-end sales charges from sales of the Fund's Class A shares. The respective shareholders pay such charges which are not an expense of the Fund.

4. SECURITY TRANSACTIONS AND TRANSACTIONS WITH AFFILIATES

The proceeds from sales of portfolio securities, excluding short-term investments, for the six months ended May 31, 2005 aggregated $45,782.

Morgan Stanley Trust, an affiliate of the Investment Adviser, Administrator and Distributor, is the Fund's transfer agent. At May 31, 2005, the Fund had transfer agent fees and expenses payable of approximately $500.

The Fund has an unfunded Deferred Compensation Plan (the "Compensation Plan") which allows each independent Trustee to defer payment of all, or a portion, of the fees he receives for serving on the Board of Trustees. Each eligible Trustee generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the net asset value of the Fund.

5. SHARES OF BENEFICIAL INTEREST

Transactions in shares of beneficial interest were as follows:

                                                  FOR THE SIX                        FOR THE YEAR
                                                  MONTHS ENDED                           ENDED
                                                  MAY 31, 2005                     NOVEMBER 30, 2004
                                        --------------------------------    --------------------------------
                                                  (UNAUDITED)
                                            SHARES            AMOUNT            SHARES            AMOUNT
                                        --------------    --------------    --------------    --------------
CLASS A SHARES
Sold                                           212,058    $    1,993,823            85,410    $      793,258
Reinvestment of dividends                        3,119            31,036             2,172            19,479
Redeemed                                       (53,800)         (518,281)          (79,896)         (744,142)
                                        --------------    --------------    --------------    --------------
Net increase -- Class A                        161,377         1,506,578             7,686            68,595
                                        --------------    --------------    --------------    --------------
CLASS B SHARES
Sold                                            47,310           458,030           289,886         2,658,349
Reinvestment of dividends                        6,867            68,260             2,587            23,201
Redeemed                                      (239,900)       (2,258,423)         (144,878)       (1,337,999)
                                        --------------    --------------    --------------    --------------
Net increase (decrease) -- Class B            (185,723)       (1,732,133)          147,595         1,343,551
                                        --------------    --------------    --------------    --------------
CLASS C SHARES
Sold                                            27,257           262,715           102,711           948,973
Reinvestment of dividends                        1,895            18,758               462             4,129
Redeemed                                        (5,916)          (55,806)          (32,227)         (297,741)
                                        --------------    --------------    --------------    --------------
Net increase -- Class C                         23,236           225,667            70,946           655,361
                                        --------------    --------------    --------------    --------------
CLASS D SHARES
Sold                                            73,331           709,302           194,544         1,805,479
Reinvestment of dividends                        6,076            60,580             2,945            26,476
Redeemed                                       (85,750)         (827,343)          (85,152)         (788,607)
                                        --------------    --------------    --------------    --------------
Net increase (decrease) -- Class D              (6,343)          (57,461)          112,337         1,043,348
                                        --------------    --------------    --------------    --------------
Net increase (decrease) in Fund                 (7,453)   $      (57,349)          338,564    $    3,110,855
                                        ==============    ==============    ==============    ==============

6. PURPOSES OF AND RISKS RELATING TO CERTAIN FINANCIAL INSTRUMENTS

The Fund may purchase and sell stock index futures ("futures contracts") for the following reasons: to simulate full investment in the KLD Index while retaining a cash balance for fund management purposes; to facilitate trading; to reduce transaction costs; or to seek higher investment returns when a futures contract is priced more attractively than stocks comprising the KLD Index.

These futures contracts involve elements of market risk in excess of the amount reflected in the Statement of Assets and Liabilities. The Fund bears the risk of an unfavorable change in the value of the underlying securities. Risks may also arise upon entering into these contracts from the potential inability of the counter parties to meet the terms of their contracts.

7. FEDERAL INCOME TAX STATUS

The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for tax purposes are reported as distributions of paid-in-capital.

During the year ended November 30, 2004, the Fund utilized $250,216 of its net capital loss carryforward. As of November 30, 2004, the Fund had a net capital loss carryforward of $2,871,195 of which $1,967,974 will expire on November 30, 2010 and $903,221 will expire on November 30, 2011 to offset future capital gains to the extent provided by regulations.

As of November 30, 2004, the Fund had temporary book/tax differences primarily attributable to capital loss deferrals on wash sales and mark-to-market of open futures contracts.

8. LEGAL MATTERS

The Investment Adviser, certain affiliates of the Investment Adviser, certain officers of such affiliates and certain investment companies advised by the Investment Adviser or its affiliates, including the Fund, are named as defendants in a consolidated class action. This consolidated action also names as defendants certain individual Trustees and Directors of the Morgan Stanley funds. The consolidated amended complaint generally alleges that defendants, including the Fund, violated their statutory disclosure obligations and fiduciary duties by failing properly to disclose (i) that the Investment Adviser and certain affiliates of the Investment Adviser allegedly offered economic incentives to brokers and others to recommend the funds advised by the Investment Adviser or its affiliates to investors rather than funds managed by other companies, and (ii) that the funds advised by the Investment Adviser or its affiliates, including the Fund, allegedly paid excessive commissions to brokers in return for their efforts to recommend these funds to investors. The complaint seeks, among other things, unspecified compensatory damages, rescissionary damages, fees and costs. The defendants have moved to dismiss the action and intend to otherwise vigorously defend it. On March 10, 2005, Plaintiffs sought leave to supplement their complaint to assert claims on behalf of other investors. While the Fund and Adviser believe that each has meritorious defenses, the ultimate outcome of this matter is not presently determinable at this early stage of the litigation, and no provision has been made in the Fund's financial statements for the effect, if any, of this matter.

MORGAN STANLEY KLD SOCIAL INDEX FUND
FINANCIAL HIGHLIGHTS

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

                                                                                                                 FOR THE PERIOD
                                                 FOR THE SIX             FOR THE YEAR ENDED NOVEMBER 30,         JULY 13, 2001*
                                                 MONTHS ENDED       ----------------------------------------        THROUGH
                                                 MAY 31, 2005          2004           2003           2002      NOVEMBER 30, 2001
                                                 ------------       ----------     ----------     ----------   ------------------
                                                 (UNAUDITED)
CLASS A SHARES

SELECTED PER SHARE DATA:
Net asset value, beginning of period              $     9.75        $     8.88     $     7.73     $     9.39      $    10.00
                                                  ----------        ----------     ----------     ----------      ----------
Income (loss) from investment operations:
 Net investment income++                                0.07              0.15           0.10           0.09            0.03
 Net realized and unrealized gain
  (loss)                                                0.13              0.80           1.17          (1.70)          (0.64)
                                                  ----------        ----------     ----------     ----------      ----------
Total income (loss) from investment
 operations                                             0.20              0.95           1.27          (1.61)          (0.61)
                                                  ----------        ----------     ----------     ----------      ----------
Less dividends from net investment
 income                                                (0.14)            (0.08)         (0.12)         (0.05)              -
                                                  ----------        ----------     ----------     ----------      ----------
Net asset value, end of period                    $     9.81        $     9.75     $     8.88     $     7.73      $     9.39
                                                  ==========        ==========     ==========     ==========      ==========
TOTAL RETURN+                                           2.00%(1)         10.81%         16.72%        (17.25)%         (6.10)%(1)

RATIOS TO AVERAGE NET ASSETS(3)(4):
Expenses                                                0.16%(2)          0.23%          0.20%          0.24%           0.25%(2)
Net investment income                                   1.45%(2)          1.61%          1.29%          1.01%           0.85%(2)

SUPPLEMENTAL DATA:
Net assets, end of period,
 in thousands                                     $    3,983        $    2,384     $    2,103     $      756      $      329
Portfolio turnover rate                                    0%(1)            10%            24%            13%              3%(1)

----------
 *   COMMENCEMENT OF OPERATIONS.
 ++ THE PER SHARE AMOUNTS WERE COMPUTED USING AN AVERAGE NUMBER OF SHARES OUTSTANDING DURING THE PERIOD.
 + DOES NOT REFLECT THE DEDUCTION OF SALES CHARGE. CALCULATED BASED ON THE NET ASSET VALUE AS OF THE LAST BUSINESS DAY OF THE PERIOD.
(1)  NOT ANNUALIZED.
(2)  ANNUALIZED.
(3) REFLECTS OVERALL FUND RATIOS FOR INVESTMENT INCOME AND NON-CLASS SPECIFIC EXPENSES.
(4) IF THE FUND HAD BORNE ALL ITS EXPENSES THAT WERE REIMBURSED OR WAIVED BY THE INVESTMENT ADVISER, THE ANNUALIZED EXPENSE AND NET INVESTMENT LOSS RATIOS WOULD HAVE BEEN AS FOLLOWS:

                                          EXPENSE     NET INVESTMENT
                PERIOD ENDED               RATIO        LOSS RATIO
              -----------------           -------     --------------
              MAY 31, 2005                  2.56%         (0.95)%
              NOVEMBER 30, 2004             2.76          (0.92)
              NOVEMBER 30, 2003             2.14          (0.65)
              NOVEMBER 30, 2002             2.14          (0.89)
              NOVEMBER 30, 2001             2.35          (1.25)

                        SEE NOTES TO FINANCIAL STATEMENTS

                                                                                                                 FOR THE PERIOD
                                                 FOR THE SIX             FOR THE YEAR ENDED NOVEMBER 30,         JULY 13, 2001*
                                                 MONTHS ENDED       ----------------------------------------        THROUGH
                                                 MAY 31, 2005          2004           2003           2002      NOVEMBER 30, 2001
                                                 ------------       ----------     ----------     ----------   ------------------
                                                 (UNAUDITED)
CLASS B SHARES

SELECTED PER SHARE DATA:
Net asset value, beginning of period              $     9.67        $     8.82     $     7.68     $     9.36      $    10.00
                                                  ----------        ----------     ----------     ----------      ----------
Income (loss) from investment operations:
 Net investment income++                                0.03              0.08           0.04           0.02            0.00
 Net realized and unrealized gain
  (loss)                                                0.13              0.80           1.16          (1.69)          (0.64)
                                                  ----------        ----------     ----------     ----------      ----------
Total income (loss) from investment
 operations                                             0.16              0.88           1.20          (1.67)          (0.64)
                                                  ----------        ----------     ----------     ----------      ----------
Less dividends from net investment
 income                                                (0.07)            (0.03)         (0.06)         (0.01)              -
                                                  ----------        ----------     ----------     ----------      ----------
Net asset value, end of period                    $     9.76        $     9.67     $     8.82     $     7.68      $     9.36
                                                  ==========        ==========     ==========     ==========      ==========
TOTAL RETURN+                                           1.64%(1)          9.97%         15.75%        (17.90)%         (6.40)%(1)

RATIOS TO AVERAGE NET ASSETS(3)(4):
Expenses                                                1.00%(2)          1.00%          1.00%          1.00%           1.00%(2)
Net investment income                                   0.61%(2)          0.84%          0.49%          0.25%           0.10%(2)

SUPPLEMENTAL DATA:
Net assets, end of period,
 in thousands                                     $    9,081        $   10,799     $    8,547     $    5,670      $    4,413
Portfolio turnover rate                                    0%(1)            10%            24%            13%              3%(1)

----------
 *   COMMENCEMENT OF OPERATIONS.
 ++ THE PER SHARE AMOUNTS WERE COMPUTED USING AN AVERAGE NUMBER OF SHARES OUTSTANDING DURING THE PERIOD.
 + DOES NOT REFLECT THE DEDUCTION OF SALES CHARGE. CALCULATED BASED ON THE NET ASSET VALUE AS OF THE LAST BUSINESS DAY OF THE PERIOD.
(1)  NOT ANNUALIZED.
(2)  ANNUALIZED.
(3) REFLECTS OVERALL FUND RATIOS FOR INVESTMENT INCOME AND NON-CLASS SPECIFIC EXPENSES.
(4) IF THE FUND HAD BORNE ALL ITS EXPENSES THAT WERE REIMBURSED OR WAIVED BY THE INVESTMENT ADVISER, THE ANNUALIZED EXPENSE AND NET INVESTMENT LOSS RATIOS WOULD HAVE BEEN AS FOLLOWS:

                                          EXPENSE     NET INVESTMENT
                PERIOD ENDED               RATIO        LOSS RATIO
              -----------------           -------     --------------
              MAY 31, 2005                  3.40%         (1.79)%
              NOVEMBER 30, 2004             3.53          (1.69)
              NOVEMBER 30, 2003             2.94          (1.45)
              NOVEMBER 30, 2002             2.90          (1.65)
              NOVEMBER 30, 2001             3.10          (2.00)

                        SEE NOTES TO FINANCIAL STATEMENTS

                                                                                                                 FOR THE PERIOD
                                                 FOR THE SIX             FOR THE YEAR ENDED NOVEMBER 30,         JULY 13, 2001*
                                                 MONTHS ENDED       ----------------------------------------        THROUGH
                                                 MAY 31, 2005          2004           2003           2002      NOVEMBER 30, 2001
                                                 ------------       ----------     ----------     ----------   ------------------
                                                 (UNAUDITED)
CLASS C SHARES

SELECTED PER SHARE DATA:
Net asset value, beginning of period              $     9.65        $     8.79     $     7.66     $     9.36      $    10.00
                                                  ----------        ----------     ----------     ----------      ----------
Income (loss) from investment operations:
 Net investment income++                                0.03              0.09           0.04           0.02            0.00
 Net realized and unrealized gain
  (loss)                                                0.11              0.80           1.16          (1.69)          (0.64)
                                                  ----------        ----------     ----------     ----------      ----------
Total income (loss) from investment
 operations                                             0.14              0.89           1.20          (1.67)          (0.64)
                                                  ----------        ----------     ----------     ----------      ----------
Less dividends from net investment
 income                                                (0.08)            (0.03)         (0.07)         (0.03)              -
                                                  ----------        ----------     ----------     ----------      ----------
Net asset value, end of period                    $     9.71        $     9.65     $     8.79     $     7.66      $     9.36
                                                  ==========        ==========     ==========     ==========      ==========
TOTAL RETURN+                                           1.48%(1)         10.12%         15.81%        (17.92)%         (6.40)%(1)

RATIOS TO AVERAGE NET ASSETS(3)(4):
Expenses                                                1.00%(2)          0.93%          1.00%          1.00%           1.00%(2)
Net investment income                                   0.61%(2)          0.91%          0.49%          0.25%           0.10%(2)

SUPPLEMENTAL DATA:
Net assets, end of period,
 in thousands                                     $    2,576        $    2,334     $    1,503     $      980      $      544
Portfolio turnover rate                                    0%(1)            10%            24%            13%              3%(1)

----------
 *   COMMENCEMENT OF OPERATIONS.
 ++ THE PER SHARE AMOUNTS WERE COMPUTED USING AN AVERAGE NUMBER OF SHARES OUTSTANDING DURING THE PERIOD.
 + DOES NOT REFLECT THE DEDUCTION OF SALES CHARGE. CALCULATED BASED ON THE NET ASSET VALUE AS OF THE LAST BUSINESS DAY OF THE PERIOD.
(1)  NOT ANNUALIZED.
(2)  ANNUALIZED.
(3) REFLECTS OVERALL FUND RATIOS FOR INVESTMENT INCOME AND NON-CLASS SPECIFIC EXPENSES.
(4) IF THE FUND HAD BORNE ALL ITS EXPENSES THAT WERE REIMBURSED OR WAIVED BY THE INVESTMENT ADVISER, THE ANNUALIZED EXPENSE AND NET INVESTMENT LOSS RATIOS WOULD HAVE BEEN AS FOLLOWS:

                                          EXPENSE     NET INVESTMENT
                PERIOD ENDED               RATIO        LOSS RATIO
              -----------------           -------     --------------
              MAY 31, 2005                  3.40%         (1.79)%
              NOVEMBER 30, 2004             3.46          (1.62)
              NOVEMBER 30, 2003             2.94          (1.45)
              NOVEMBER 30, 2002             2.90          (1.65)
              NOVEMBER 30, 2001             3.10          (2.00)

                        SEE NOTES TO FINANCIAL STATEMENTS

                                                                                                                 FOR THE PERIOD
                                                 FOR THE SIX             FOR THE YEAR ENDED NOVEMBER 30,         JULY 13, 2001*
                                                 MONTHS ENDED       ----------------------------------------        THROUGH
                                                 MAY 31, 2005          2004           2003           2002      NOVEMBER 30, 2001
                                                 ------------       ----------     ----------     ----------   ------------------
                                                 (UNAUDITED)
CLASS D SHARES

SELECTED PER SHARE DATA:
Net asset value, beginning of period              $     9.78        $     8.90     $     7.74     $     9.40      $    10.00
                                                  ----------        ----------     ----------     ----------      ----------
Income (loss) from investment operations:
 Net investment income++                                0.08              0.17           0.12           0.11            0.04
 Net realized and unrealized gain
  (loss)                                                0.13              0.80           1.17          (1.71)          (0.64)
                                                  ----------        ----------     ----------     ----------      ----------
Total income (loss) from investment
 operations                                             0.21              0.97           1.29          (1.60)          (0.60)
                                                  ----------        ----------     ----------     ----------      ----------
Less dividends from net investment
 income                                                (0.16)            (0.09)         (0.13)         (0.06)              -
                                                  ----------        ----------     ----------     ----------      ----------
Net asset value, end of period                    $     9.83        $     9.78     $     8.90     $     7.74      $     9.40
                                                  ==========        ==========     ==========     ==========      ==========
TOTAL RETURN+                                           2.11%(1)         11.04%         17.05%        (17.17)%         (6.00)%(1)

RATIOS TO AVERAGE NET ASSETS(3)(4):
Expenses                                                0.00%(2)          0.00%          0.00%          0.00%           0.00%(2)
Net investment income                                   1.61%(2)          1.84%          1.49%          1.25%           1.10%(2)

SUPPLEMENTAL DATA:
Net assets, end of period,
 in thousands                                     $    4,140        $    4,182     $    2,805     $    4,419      $   13,634
Portfolio turnover rate                                    0%(1)            10%            24%            13%              3%(1)

----------
 *   COMMENCEMENT OF OPERATIONS.
 ++ THE PER SHARE AMOUNTS WERE COMPUTED USING AN AVERAGE NUMBER OF SHARES OUTSTANDING DURING THE PERIOD.
 + CALCULATED BASED ON THE NET ASSET VALUE AS OF THE LAST BUSINESS DAY OF THE PERIOD.
(1)  NOT ANNUALIZED.
(2)  ANNUALIZED.
(3) REFLECTS OVERALL FUND RATIOS FOR INVESTMENT INCOME AND NON-CLASS SPECIFIC EXPENSES.
(4) IF THE FUND HAD BORNE ALL ITS EXPENSES THAT WERE REIMBURSED OR WAIVED BY THE INVESTMENT ADVISER, THE ANNUALIZED EXPENSE AND NET INVESTMENT LOSS RATIOS WOULD HAVE BEEN AS FOLLOWS:

                                          EXPENSE     NET INVESTMENT
                PERIOD ENDED               RATIO        LOSS RATIO
              -----------------           -------     --------------
              MAY 31, 2005                  2.40%         (0.79)%
              NOVEMBER 30, 2004             2.53          (0.69)
              NOVEMBER 30, 2003             1.94          (0.45)
              NOVEMBER 30, 2002             1.90          (0.65)
              NOVEMBER 30, 2001             2.10          (1.00)

                        SEE NOTES TO FINANCIAL STATEMENTS

TRUSTEES
Michael Bozic
Charles A. Fiumefreddo
Edwin J. Garn
Wayne E. Hedien
James F. Higgins
Dr. Manuel H. Johnson
Joseph J. Kearns
Michael E. Nugent
Fergus Reid

OFFICERS
Charles A. Fiumefreddo
CHAIRMAN OF THE BOARD

Mitchell M. Merin
PRESIDENT

Ronald E. Robison
EXECUTIVE VICE PRESIDENT AND PRINCIPAL EXECUTIVE OFFICER

Joseph J. McAlinden
VICE PRESIDENT

Barry Fink
VICE PRESIDENT

Amy R. Doberman
VICE PRESIDENT

Carsten Otto
CHIEF COMPLIANCE OFFICER

Stefanie V. Chang
VICE PRESIDENT

Francis J. Smith
TREASURER AND CHIEF FINANCIAL OFFICER

Thomas F. Caloia
VICE PRESIDENT

Mary E. Mullin
SECRETARY

TRANSFER AGENT
Morgan Stanley Trust
Harborside Financial Center, Plaza Two
Jersey City, New Jersey 07311

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Deloitte & Touche LLP
Two World Financial Center
New York, New York 10281

INVESTMENT ADVISER
Morgan Stanley Investment Advisors Inc.
1221 Avenue of the Americas
New York, New York 10020

The financial statements included herein have been taken from the records of the Fund without examination by the independent auditors and accordingly they do not express an opinion thereon.

This report is submitted for the general information of the shareholders of the Fund. For more detailed information about the Fund, its fees and expenses and other pertinent information, please read its Prospectus. The Fund's Statement of Additional Information contains additional information about the Fund, including its trustees. It is available, without charge, by calling (800) 869-NEWS.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective Prospectus. Read the Prospectus carefully before investing.

Investments and services offered through Morgan Stanley DW Inc., member SIPC. Morgan Stanley Distributors Inc., member NASD.

(C) 2005 Morgan Stanley

[MORGAN STANLEY LOGO]

39908RPT-RA05-00568P-Y05/05

[GRAPHIC]

                                                            MORGAN STANLEY FUNDS


                                                                  MORGAN STANLEY
                                                           KLD SOCIAL INDEX FUND


                                                               SEMIANNUAL REPORT
                                                                    MAY 31, 2005


[MORGAN STANLEY LOGO]

Item 2. Code of Ethics.

Not applicable for semiannual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semiannual reports.

Item 4. Principal Accountant Fees and Services

Not applicable for semiannual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semiannual reports.

Item 6.

Refer to Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable for semiannual reports.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Applicable only to reports filed by closed-end funds.

Item 9. Closed-End Fund Repurchases

Applicable to reports filed by closed-end funds.

Item 10. Submission of Matters to a Vote of Security Holders

Not applicable.

Item 11. Controls and Procedures

(a) The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-CSRS was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. Exhibits

(a) Code of Ethics - Not applicable for semiannual reports.

(b) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto as part of EX-99.CERT.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley KLD Social Index Fund

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
July 20, 2005

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
July 20, 2005

/s/ Francis Smith
Francis Smith
Principal Financial Officer
July 20, 2005